AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION        FILE NO. 2-24221
ON OCTOBER 28, 1997                                         FILE NO. 811-1338

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [  X ]
                                    Pre-Effective Amendment No.          [    ]
                                    Post-Effective Amendment No.         [ 55 ]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X ]
                                    Amendment No.                        [ 24 ]


                           IAA TRUST GROWTH FUND, INC.
               (Exact Name of Registrant as Specified on Charter)

                                  808 IAA Drive
                           Bloomington, Illinois 61702
                           ----------------------------
                    (Address of Principal Executive Offices)

                                 (309) 557-3092
                                 --------------
                         (Registrant's Telephone Number)

                                IAA TRUST COMPANY
                                  808 IAA Drive
                           Bloomington, Illinois 61702
                           ---------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      [ X ]     immediately upon filing pursuant to paragraph (b);

      [   ]     on __________(date) pursuant to paragraph (b);

      [   ]     60 days after filing pursuant to paragraph (a)(i);

      [   ]     on __________(date) pursuant to paragraph (a)(i);

      [   ]     75 days after filing pursuant to paragraph (a)(ii); or

      [   ]     on __________(date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

      [   ]     this post-effective amendment designates a new effective
                date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and the Rule 24f-2 notice for Registrant's most recent fiscal year was filed on or before August 31,1997.


TOTAL PAGES:                                           EXHIBITS BEGIN ON PAGE:

                           IAA TRUST GROWTH FUND, INC.

                             CROSS REFERENCE SHEET
                     INFORMATION REQUIRED IN THE PROSPECTUS


             PART A                           PROSPECTUS HEADINGS
--------------------------------     ------------------------------------------
Item 1.   Cover Page                        Not Titled

Item 2.   Synopsis                     Synopsis; Operating Expenses Table

Item 3.   Condensed Financial
          Information                  Financial Highlights

Item 4.   General Description
          of Registrant                Investment Objectives and Policies

Item 5.   Management of the Funds      Management of the Funds; Management's
                                       Discussion of Funds' Performance

Item 6.   Capital Stock and            Capital Stock; Income Dividends,
          Other Securities             Capital Gains Distributions, and Taxes

Item 7.   Purchase of Securities       Purchase of Shares; Special Plans and
          Being Offered                Other Purchase Information; Valuation of
                                       Shares

Item 8.   Redemption or Repurchase     Redemption of Shares

Item 9.   Pending Legal Proceedings    *

* The answer to the item is negative or the item is not applicable to this filing, the registrant, or the securities being registered.

                         IAA TRUST GROWTH FUND, INC.

                              CROSS REFERENCE SHEET
                       INFORMATION REQUIRED IN STATEMENT
                           OF ADDITIONAL INFORMATION

                                         STATEMENT OF ADDITIONAL INFORMATION
              PART B                               HEADINGS
---------------------------------        --------------------------------------
Item 10       Cover Page                   Not Titled

Item 11.      Table of Contents            Table of Contents

Item 12.      General Information          Investment Objectives and Policies;
              and History                  Policies and Investment Restrictions
                                           Aimed at Protecting Investors

Item 13.      Investment Objectives        Investment Objectives and Policies;
              and Policies                 Policies and Investment Restrictions
                                           Aimed at Protecting Investors

Item 14.      Management of the
              Registrant                   Directors and Officers of the Funds

Item 15.      Control Persons and
              Principal Holders            Control Persons and Principal Holders
              of Securities                of Securities

Item 16.      Investment Advisory          Investment Advisory and Other
              and Other Services           Services

Item 17.      Brokerage Allocation
              and Other Practices          Brokerage

Item 18.      Capital Stock
              and Other Securities         Brokerage

Item 19.      Purchase, Redemption and     Purchases, Redemptions, and
              Pricing of Securities        Pricing of Fund Securities;
              Being Offered                Underwriter Compensation

Item 20.      Tax Status                   Purchases, Redemptions, and
                                           Pricing of Fund Securities

Item 21.      Underwriters                 Underwriter Compensation

Item 22.      Calculations of
              Performance Data             Investment Performance Information

Item 23.      Financial Statements         Reports to Shareholders and Financial
                                           Statements

                           IAA TRUST GROWTH FUND, INC.

                             CROSS REFERENCE SHEET

PART C - OTHER INFORMATION
--------------------------
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                           THE IAA TRUST MUTUAL FUNDS
                   808 IAA DRIVE BLOOMINGTON, ILLINOIS 61702
                                 (309) 557-3222

                          IAA TRUST GROWTH FUND, INC.
                     IAA TRUST ASSET ALLOCATION FUND, INC.
                      IAA TRUST TAX EXEMPT BOND FUND, INC.
                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.


PROSPECTUS                                                      OCTOBER 28, 1997

--------------------------------------------------------------------------------

The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. Information concerning the Funds has been combined into this one Prospectus to aid investors in understanding the similarities and differences among the Funds. The four Funds are as follows:


IAA TRUST GROWTH FUND, INC.



IAA TRUST ASSET ALLOCATION FUND, INC.



IAA TRUST TAX EXEMPT BOND FUND, INC.



IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.



IAA TRUST MONEY MARKET SERIES



IAA TRUST SHORT-TERM GOVERNMENT BOND SERIES 1



IAA TRUST LONG-TERM BOND SERIES


IAA TRUST MONEY MARKET SERIES IS A MONEY MARKET FUND WHICH SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF A MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THIS SERIES WILL BE SUCCESSFUL IN MEETING ITS INVESTMENT OBJECTIVE OR IN MAINTAINING A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.


The Funds' principal Underwriter is FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.


For information about how to invest in the IAA Trust Mutual Funds, contact FPS Broker Services, Inc., or a local Country Capital Management Company salesperson, or call toll-free 1 (800) 245-2100. In Bloomington/Normal, call 557-3222. Country Capital Management Company has a selling agreement with FPS Broker Services, Inc. Shares of the Funds are sold only in states where the Funds are registered.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUNDS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.


A Statement of Additional Information combining information about each of the Funds has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety in this Prospectus. Copies of the Statement of Additional Information dated October 28, 1997 are available upon request and without charge by contacting FPS Broker Services, Inc., at the address or telephone numbers listed above.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUBJECT                                                                                      PAGE
-------                                                                                      -----

SYNOPSIS.....................................................................................    3

OPERATING EXPENSES TABLES....................................................................    5

FINANCIAL HIGHLIGHTS.........................................................................    6

PERFORMANCE CALCULATIONS.....................................................................   11

INVESTMENT OBJECTIVES AND POLICIES...........................................................   11

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS................................................   16

MANAGEMENT OF THE FUNDS......................................................................   19

MANAGEMENT'S DISCUSSION OF THE FUNDS' PERFORMANCE............................................   21

DISTRIBUTION OF THE FUNDS' SHARES............................................................   26

DISTRIBUTION PLANS...........................................................................   26

CAPITAL STOCK................................................................................   26

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES.....................................   27

PURCHASE OF SHARES...........................................................................   29

SPECIAL PLANS AND OTHER PURCHASE INFORMATION.................................................   31

VALUATION OF SHARES..........................................................................   32

REDEMPTION OF SHARES.........................................................................   32

                                    SYNOPSIS

THE FUNDS
The securities offered by this Prospectus consist of shares of four separate Funds, one of which contains three separate Series. Each Fund and Series has distinct investment objectives and policies. The Funds are open-end, diversified management investment companies incorporated under the laws of the State of Maryland. Investors should be aware that by combining the Prospectus of each Fund into this one document, there is a remote possibility that one Fund may become liable for any misstatements in the Prospectus about another Fund. To the extent that a Fund incurs such liability, a shareholder's investment in such Fund could be adversely affected.

The four Funds are identified herein as follows: IAA Trust Growth Fund, Inc. ("GROWTH FUND"); IAA Trust Asset Allocation Fund, Inc. ("ASSET ALLOCATION FUND"); IAA Trust Tax Exempt Bond Fund, Inc. ("TAX EXEMPT BOND FUND"), and IAA Trust Taxable Fixed Income Series Fund, Inc. ("TAXABLE FIXED INCOME SERIES FUND"). The Taxable Fixed Income Series Fund currently consists of three separate investment Series: IAA Trust Money Market Series ("MONEY MARKET SERIES"); IAA Trust Short-Term Government Bond Series ("SHORT-TERM GOVERNMENT BOND SERIES"); and IAA Trust Long-Term Bond Series ( "LONG-TERM BOND SERIES").

The value of each Fund's and Series' shares (with the exception of MONEY MARKET SERIES) fluctuate because the value of the securities in which each Fund/Series invests fluctuate. The Funds and Series will earn dividend or interest income to the extent that they receive dividends or interest from their investments. An investment in any Fund or Series is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any Fund's or Series' investment objective will be achieved.

INVESTMENT DEFINITIONS
OPEN-END -- The term "open-end" means that a Fund continually offers new shares for sale to the public and is legally obligated to buy back such shares held by an investor and pay the investor the next determined net asset value of the shares. This open-end type of investment company is commonly called a mutual fund.

DIVERSIFIED -- The Funds and Series are "diversified" because each invests in securities of different companies and industries in an attempt to spread and reduce the risks inherent in all investing. Each Fund and Series has adopted a policy prohibiting it from investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the United States Government or its agencies or instrumentalities). This restriction applies to 75% of the total asset of each Fund and Series, except for GROWTH FUND AND MONEY MARKET SERIES where this restriction applies to 100% of total assets.


INVESTMENT OBJECTIVES


The GROWTH FUND has an investment objective of capital growth. This Fund seeks to achieve its investment objective by investing principally in common stocks or securities with equity characteristics.



The ASSET ALLOCATION FUND seeks growth of capital and current income as near-equal objectives, primarily through equity securities. In general, this Fund may hold a mix of assets consisting of common stocks (both dividend and non-dividend paying), preferred and convertible preferred stocks, fixed income securities including bonds, bonds convertible into common stocks, and short-term interest bearing obligations.



The TAX EXEMPT BOND FUND has an investment objective of seeking as high a level of current interest income exempt from Federal income taxes as is available from municipal bonds. This Fund seeks to achieve its objective by investing in a diversified portfolio of municipal bonds, the interest from which is exempt from Federal income tax in the opinion of bond counsel to the issuers.



The TAXABLE FIXED INCOME SERIES FUND currently consists of the following three separate investment Series, each of which has a separate and distinct investment objective:



The MONEY MARKET SERIES has an investment objective of earning a high level of current income, consistent with maintaining liquidity and stability of principal. This Series attempts to maintain the value of its shares at a constant $1.00, although there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share. This Series seeks to achieve its investment objective by investing in high-quality money market instruments maturing in one year or less, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks, bankers acceptances, commercial paper and other corporate debt, and repurchase agreements. An investment in the Series is neither insured nor guaranteed by the U.S. Government.


The SHORT-TERM GOVERNMENT BOND SERIES seeks maximum total return consistent with the preservation of capital. The Series seeks to achieve its investment objective by investing primarily in securities of the U.S. Government and its agencies and maintain a dollar-weighted average maturity of less than 3 years.



The LONG-TERM BOND SERIES seeks to provide as high a level of current income as possible, consistent with the preservation of capital and the maintenance of liquidity. The Series seeks to achieve its investment objective by investing in bonds and other debt obligations and maintain a dollar-weighted average maturity of more than 10 years.



PURCHASE AND REDEMPTION OF SHARES


The minimum initial single purchase for all the Funds is $1,000. The minimum additional investment for all the Funds is $100. Purchases and redemptions by wire are subject to a minimum of $1,000. The public offering price of shares of a Fund or Series is the net asset value per share next determined after receipt and acceptance of the purchase order at the Transfer Agent in proper form with accompanying check or other bank wire arrangements satisfactory to the Funds. See "PURCHASE OF SHARES."



Shares may be redeemed at the net asset value per share of a Fund or Series next determined after receipt by the Transfer Agent of a redemption request in proper form. Signature guarantees may be required in some cases. See "REDEMPTION OF SHARES."


DIVIDENDS AND REINVESTMENT


The GROWTH FUND intends to pay semi-annual dividends from its net investment income and may pay short-term capital gains, if earned and as declared by the Board of Directors. The ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES pay monthly dividends from their respective net investment income on the last business day of the month to shareholders of record on the preceding business day. The MONEY MARKET SERIES declares and distributes dividends of all its daily net investment income on each day the Series' net asset value per share is determined. Each shareholder receives a monthly payment and summary of such amounts.



Any dividend and distribution payments will be reinvested at net asset value, in additional full and fractional shares of the particular Fund unless and until the shareholder notifies the Transfer Agent in writing requesting payments in cash. Provisions of the Tax Reform Act of 1986 may result in additional net investment income and/or capital gain distributions at the end of the calendar year. Distributions of net capital gains, if any, will be paid annually. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES."


INVESTMENT MANAGEMENT, UNDERWRITER,
AND SERVICING AGENTS


The IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 is the Investment Adviser and Custodian for the Funds. FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' Underwriter. FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' Administrator, Accounting/Pricing Agent, and Transfer Agent.

                            OPERATING EXPENSES TABLE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)


                                                    WAIVER OF                           TOTAL FUND
                                     MANAGEMENT     MANAGEMENT     12B-1     OTHER      OPERATING
                                        FEES           FEES        FEES     EXPENSES    EXPENSES(1)
                                     ----------     ----------     -----    --------    ----------
GROWTH FUND........................   0.75%          0.00%         0.25%     0.16%       1.16%  (2)
ASSET ALLOCATION FUND..............   0.75%          0.00%         0.25%     0.46%       1.46%  (2)
TAX EXEMPT BOND FUND...............   0.50%          0.00%         0.25%     0.39%       1.14%  (2)
MONEY MARKET SERIES................   0.50%          0.00%         none      0.44%       0.94%  (2)
SHORT-TERM GOVERNMENT BOND
  SERIES...........................   0.50%          0.50%         0.25%     0.60%       0.85%  (3)
LONG-TERM BOND SERIES..............   0.75%          0.75%         0.25%     0.60%       0.85%  (3)



(1) From time to time, the Investment Adviser may voluntarily waive receipt of its fees and/or assume reimbursement of certain expenses of the Funds which would have the effect of lowering the total expense ratio and increasing the yield to investors.



(2) The "total fund operating expenses" shown for these Funds and Series were incurred for the fiscal year ended June 30, 1997.



(3) The expense ratios for these Series have been re-stated to reflect voluntary expense limitations set by the Adviser which will be in effect at least from November 1, 1997 through October 31, 1998. Absent any fee waivers and/or expense reimbursements, "management fees," "12b-1 fees," estimated "other expenses" and "total fund operating expenses" would be 0.50%, 0.25%, 3.13%, and 3.88%, respectively, for the SHORT-TERM GOVERNMENT BOND SERIES and 0.75%, 0.25%, 2.82%, and 3.82%, respectively, for the LONG-TERM BOND SERIES.

--------------------------------------------------------------------------------

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                ------     -------     -------     --------
GROWTH FUND...................................................   $ 12        $37         $64         $141
ASSET ALLOCATION FUND.........................................   $ 15        $46         $80         $175
TAX EXEMPT BOND FUND..........................................   $ 12        $36         $63         $139
MONEY MARKET SERIES...........................................   $ 10        $30         $52         $115
SHORT-TERM GOVERNMENT BOND SERIES.............................   $  9        $27        -$47        -$105
LONG-TERM BOND SERIES.........................................   $  9        $27        -$47        -$105


--------------------------------------------------------------------------------


The purpose of these tables are to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly and indirectly. The information contained in the tables should not be considered a representation of future expenses. Actual expenses may be greater than or less than those stated.

                              FINANCIAL HIGHLIGHTS


The following information provides financial highlights for a share of each Fund outstanding during the periods stated. The information for each of the most recent five years ended presented below has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report appears in the Funds' Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1997 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                          IAA TRUST GROWTH FUND, INC.

                                                                 YEARS ENDED JUNE 30,
                      -----------------------------------------------------------------------------------------------------------
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value,
  beginning of
  year..............  $  18.88    $ 17.23    $ 15.16    $ 17.55    $ 17.23    $ 17.35    $ 17.42    $ 16.83    $ 15.06    $ 19.43
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  INCOME FROM
    INVESTMENT
    OPERATIONS
  Net investment
    income..........      0.15       0.23       0.22       0.27       0.25       0.35       0.41       0.61       0.52       0.43
  Net gains or
    losses on
    securities (both
    realized and
      unrealized)...      4.81       3.23       3.45      (0.63)      1.67       0.40       0.44       1.93       2.32      (1.62)
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total from
          investment
       operations...      4.96       3.46       3.67      (0.36)      1.92       0.75       0.85       2.54       2.84      (1.19)
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net
    investment
    income..........     (0.20)     (0.25)     (0.17)     (0.22)     (0.29)     (0.38)     (0.51)     (0.65)     (0.42)     (0.54)
  Distributions from
    capital gains...     (1.13)     (1.56)     (1.43)     (1.81)     (1.31)     (0.49)     (0.41)     (1.30)     (0.65)     (2.64)
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total
    distributions...     (1.33)     (1.81)     (1.60)     (2.03)     (1.60)     (0.87)     (0.92)     (1.95)     (1.07)     (3.18)
                      --------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end
  of year...........  $  22.51    $ 18.88    $ 17.23    $ 15.16    $ 17.55    $ 17.23    $ 17.35    $ 17.42    $ 16.83    $ 15.06
                      ========    =======    =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN........     28.54%     21.51%     26.68%     (2.42%)    11.71%       4.2%      5.37%     16.09%     20.06%     (6.68%)
RATIOS/SUPPLEMENTAL
  DATA
  Net assets, end of
    year (in
    000's)..........  $140,786    $84,800    $70,577    $59,448    $70,785    $76,147    $81,974    $81,511    $74,327    $68,436
  Ratio of expenses
    to average net
    assets..........      1.16%      1.12%      1.14%      1.24%      1.18%      0.85%      0.82%      0.84%      0.93%      0.96%
  Ratio of net
    investment
    income to
    average net
    assets..........      0.84%      1.30%      1.41%      1.03%      1.36%      1.91%      2.58%      3.58%      3.29%      2.69%
  Portfolio
    turnover........     30.74%     32.95%     31.84%     49.12%     55.36%     45.50%     26.00%     18.10%     42.60%     51.20%
  Average commission
    rate paid*......  $ 0.0595    $0.0645        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

---------------

* Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. The disclosure is required by the SEC beginning in 1996.

                              FINANCIAL HIGHLIGHTS

                             ASSET ALLOCATION FUND:

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

                                                                      YEARS ENDED JUNE 30,
                               --------------------------------------------------------------------------------------------------
                                1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, beginning of
  year.......................  $ 13.39    $ 12.29    $11.08    $11.60    $11.20    $10.74    $10.56    $10.80    $10.51    $10.84
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income......     0.35       0.37      0.36      0.34      0.57      0.68      0.73      0.78      0.75      0.73
  Net gains or losses on
    securities (both realized
    and unrealized)..........     2.11       1.41      1.38     (0.25)     0.47      0.55      0.24     (0.11)     0.29     (0.08)
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
        Total from investment
          operations.........     2.46       1.78      1.74      0.09      1.04      1.23      0.97      0.67      1.04      0.65
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS
  Dividends from net
    investment income........    (0.34)     (0.37)    (0.34)    (0.34)    (0.57)    (0.68)    (0.76)    (0.77)    (0.75)    (0.72)
  Distributions from capital
    gains....................    (0.87)     (0.31)    (0.18)    (0.27)    (0.07)    (0.09)    (0.03)    (0.14)     0.00     (0.26)
  Distributions from return
    of capital...............     0.00       0.00     (0.01)     0.00      0.00      0.00      0.00      0.00      0.00      0.00
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
        Total
          distributions......    (1.21)     (0.68)    (0.53)    (0.61)    (0.64)    (0.77)    (0.79)    (0.91)    (0.75)    (0.98)
                               -------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of
  year.......................  $ 14.64    $ 13.39    $12.29    $11.08    $11.60    $11.20    $10.74    $10.56    $10.80    $10.51
                               =======    =======    ======    ======    ======    ======    ======    ======    ======    ======
TOTAL RETURN.................    19.95%     14.74%    16.29%     0.71%     9.58%    11.84%     9.47%     6.50%    10.40%     6.47%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in
    000's)...................  $14,272    $10,083    $9,540    $8,653    $6,663    $6,233    $5,768    $5,714    $5,812    $5,966
  Ratio of expenses to
    average net assets.......     1.46%      1.44%     1.46%     1.78%     1.71%     1.51%     1.33%     1.39%     1.34%     1.17%
  Ratio of net investment
    income to average net
    assets...................     2.57%      2.81%     3.18%     2.98%     4.97%     6.20%     6.83%     7.31%     7.12%     6.92%
  Portfolio turnover.........    19.25%     33.77%    21.03%    17.39%    36.70%    14.10%    20.60%     6.50%    45.20%    11.70%
  Average commission rate
    paid*....................  $0.0732    $0.0861       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

---------------

* Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. The disclosure is required by the SEC beginning in 1996.

                              FINANCIAL HIGHLIGHTS

                             TAX EXEMPT BOND FUND:

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

                                                                  YEARS ENDED JUNE 30,
                       ----------------------------------------------------------------------------------------------------------
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value,
  beginning of
  year...............  $  8.41    $  8.36    $  8.19    $  9.11    $  8.78    $  8.44    $  8.32    $  8.41    $  8.15    $  8.09
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  INCOME FROM
    INVESTMENT
    OPERATIONS
  Net investment
    income...........     0.36       0.37       0.39       0.39       0.46       0.49       0.52       0.52       0.54       0.54
  Net gains or losses
    on securities
    (both realized
    and
    unrealized)......     0.31       0.07       0.20      (0.54)      0.33       0.34       0.13      (0.09)      0.26       0.06
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total from
          investment
        operations...     0.67       0.44       0.59      (0.15)      0.79       0.83       0.65       0.43       0.80       0.60
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net
    investment
    income...........    (0.36)     (0.37)     (0.39)     (0.39)     (0.46)     (0.49)     (0.53)     (0.52)     (0.54)     (0.54)
  Distributions from
    capital gains....    (0.02)     (0.02)     (0.03)     (0.38)      0.00       0.00       0.00       0.00       0.00       0.00
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total
     distributions...    (0.38)     (0.39)     (0.42)     (0.77)     (0.46)     (0.49)     (0.53)     (0.52)     (0.54)     (0.54)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end
  of year............  $  8.70    $  8.41    $  8.36    $  8.19    $  9.11    $  8.78    $  8.44    $  8.32    $  8.41    $  8.15
                       =======    =======    =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN.........     8.15%      5.30%      7.51%     (1.86%)     9.19%     10.05%      8.05%      5.24%     10.15%      7.69%
RATIOS/SUPPLEMENTAL
  DATA
  Net assets, end of
    year (in
    000's)...........  $18,008    $17,744    $18,833    $19,095    $20,026    $17,872    $16,035    $14,957    $14,307    $12,906
  Ratio of expenses
    to average net
    assets...........     1.14%      1.08%      1.06%      1.15%      1.03%      0.95%      0.83%      0.90%      0.91%      0.89%
  Ratio of net
    investment income
    to average net
    assets...........     4.23%      4.30%      4.79%      4.47%      5.11%      5.65%      6.17%      6.22%      6.51%      6.66%
  Portfolio
    turnover.........    11.35%     14.75%     24.89%     41.94%     39.60%     20.30%      6.30%     23.50%     12.70%     16.40%

                              FINANCIAL HIGHLIGHTS

                     TAXABLE FIXED INCOME SERIES FUND, INC.
                              MONEY MARKET SERIES:

The table below sets forth financial data for a share of the MONEY MARKET SERIES outstanding throughout each period presented.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                                                                  MONEY MARKET SERIES
                                                                  YEARS ENDED JUNE 30,
                       ----------------------------------------------------------------------------------------------------------
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value,
  beginning of
  year...............  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  INCOME FROM
    INVESTMENT
    OPERATIONS
  Net investment
    income...........     0.05       0.05       0.05       0.03       0.02       0.03       0.06       0.07       0.08       0.06
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total from
          investment
        operations...     0.05       0.05       0.05       0.03       0.02       0.03       0.06       0.07       0.08       0.06
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net
    investment
    income...........    (0.05)     (0.05)     (0.05)     (0.03)     (0.02)     (0.03)     (0.06)     (0.07)     (0.08)     (0.06)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total
     distributions...    (0.05)     (0.05)     (0.05)     (0.03)     (0.02)     (0.03)     (0.06)     (0.07)     (0.08)     (0.06)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end
  of year............  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                       =======    =======    =======    =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN+........     4.63%      4.82%      4.85%      2.86%      2.41%      3.49%      6.40%      7.74%      7.90%      5.90%
RATIOS/SUPPLEMENTAL
  DATA
  Net assets, end of
    year (in
    000's)...........  $60,674    $33,664    $36,415    $38,699    $33,302    $10,191    $19,839    $21,920    $17,421    $14,211
  Ratio of expenses
    to average net
    assets...........     0.94%      0.90%      0.73%      0.56%      0.58%      1.32%      1.03%      1.05%      1.28%      1.28%
  Ratio of net
    investment income
    to average net
    assets...........     4.55%      4.74%      4.80%      2.83%      2.67%      3.60%      6.26%      7.49%      7.58%      5.74%

---------------

+ After voluntary waiver of advisory fees. Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was 0.97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.

                              FINANCIAL HIGHLIGHTS


                     TAXABLE FIXED INCOME SERIES FUND, INC.
          SHORT-TERM GOVERNMENT BOND SERIES AND LONG-TERM BOND SERIES:


The table below sets forth financial data for a share of capital stock outstanding of the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES during the period of January 2, 1997 (commencement of operations) through June 30, 1997.


                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                                               SHORT-TERM                 LONG-TERM
                                         GOVERNMENT BOND SERIES          BOND SERIES
                                             FOR THE PERIOD            FOR THE PERIOD
                                               01/02/97*                  01/02/97*
                                            THROUGH 06/30/97          THROUGH 06/30/97
                                         ----------------------     ---------------------
Net asset value, beginning of
  period.............................           $  10.00                   $ 10.00
                                                  ------                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............               0.20                      0.20
  Net gains on securities
  (both realized and unrealized).....               0.01                      0.04
                                                  ------                    ------
     Total from investment
       operations....................               0.21                      0.24
                                                  ------                    ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income..........................              (0.20)                    (0.20)
                                                  ------                    ------
     Total distributions.............              (0.20)                    (0.20)
                                                  ------                    ------
Net asset value, end of period.......           $  10.01                   $ 10.04
                                                  ------                    ------
TOTAL RETURN.........................               2.10%                     2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
     000's)..........................           $ 24,285                   $32,932
  Ratio of expenses to average net
     assets+.........................               0.76%**                   0.78%**
  Ratio of net investment income to
     average net assets+.............               4.90%**                   5.15%**
  Portfolio turnover.................               0.00%                    41.77%

---------------

 * Commencement of operations.

** Annualized.

 + After expense reimbursements and voluntary waivers. Before voluntary waiver and reimbursement of expenses, the ratio of expenses to average net assets was 3.88% and 3.82% for Short-Term Government Bond Series and Long-Term Bond Series, respectively. The ratio of net investment income to average net assets would have been 1.78% and 2.11% for Short-Term Government Bond Series and Long-Term Bond Series, respectively.

                            PERFORMANCE CALCULATIONS

From time to time, the Funds may advertise performance measures such as total percentage increase, total return, and yield. Whenever total percentage increase or yield is advertised, total return will be advertised as well. The following is a brief explanation of how these figures are obtained.

YIELDS

With respect to the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES, yield is a measure of the total current income for the 30-day period ended on the given date, stated as a percentage of the original investment. With respect to the MONEY MARKET SERIES, yield is a measure of the total current income for the 7-day period ended on the given date. This percent is annualized and compounded, which means that the income is assumed to be earned and reinvested over a one-year period. Effective yield is computed in the same manner, except that income is assumed to have been reinvested over a one-year period. Yield differs from total percentage increase and total return since it only considers current income and does not take into account gains or losses on securities held by a Fund or Series.

With respect to the TAX EXEMPT BOND FUND, tax-equivalent yield is the yield which would be required from a fund whose income is subject to Federal income tax in order to equal the amount of after-tax income received by a shareholder based on the tax exempt yield of this Fund. The rate simplifies the comparison of yields of tax exempt funds with yields of taxable funds.

TOTAL PERCENTAGE INCREASE

Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

TOTAL RETURN

Total return is calculated in the same way as the total percentage increase except that it is stated in terms of a level one-year compound rate of return (all earnings reinvested on an annual basis) over the investment period.

Advertisement of the Funds' performance may also include the ending value of the illustrated investment for the period stated. This is the amount that would be received by a shareholder who sold all shares at the end of the stated period. Advertised performance is based on historical earnings and is not intended to indicate future performance.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund and Series is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund/Series. Unless otherwise stated in this Prospectus or the Statement of Additional Information, each Fund's and Series' investment policy is not fundamental and may be changed without shareowner approval. While a non-fundamental policy or restriction may be changed by the Directors of that Fund without shareowner approval, the Funds intend to notify shareowners before making any change in such policy or restriction. Fundamental policies may not be changed without shareowner approval. The Funds and Series strive to attain their investment objectives, but there can, of course, be no assurance that they will do so.

GROWTH FUND:

The investment objective of the GROWTH FUND is capital growth. Current income through the receipt of interest or dividends from investments will be secondary to this Fund's goal of capital growth. Thus, the Fund is not intended for investors whose principal objective is dividend income. Achievement of the Fund's objective cannot be assured, but through professional management, the Fund will seek to obtain results which are in keeping with its objective. Although the portfolio of the Fund may be restructured at times for temporary defensive purposes, it is the intention of the Board of Directors that no material change of a permanent nature will be made in the Fund's investment objective without the approval of the holders of at least a majority of the Fund's outstanding capital stock.


In seeking capital growth, the GROWTH FUND will constantly search for the best values and will make investment decisions based primarily upon fundamental valuation of securities. The Fund will dispose of securities held whenever, in the judgment of its management, such securities do not represent the best values for the purpose of achieving the Fund's objective. This can occur for a variety of reasons, such as an increase in the market value of a particular security to what is believed to be an unreasonably high level, a change in trend of growth which was used as a basis of purchase, what is believed to be a vulnerable general level of security prices, and other such circumstances bearing on the desirability of continuing a given investment.


The GROWTH FUND'S investment policy is to invest principally in common stocks and securities with equity characteristics, such as convertible preferred stocks and convertible bonds; however, it may invest fully in common stocks or securities with equity characteristics. To a lesser extent, the Fund may also invest in bonds and preferred stocks when deemed prudent. The Fund may adopt a temporary defensive position when it deems advisable due to a change in economic conditions. This may be done by establishing and maintaining a reserve in: cash; short-term U.S. Government bonds, bills or notes; prime commercial paper of major companies; and certificates of deposit issued by major banks, for the purpose of providing working capital, funds for possible redemption of shares, or to enable the Fund to take advantage of buying opportunities. The adoption of any such temporary defensive position will be on a temporary basis and will not be utilized to change the long-term investment objective and policies of the Fund. The word "temporary" as used in the preceding sentence should not be read as having a fixed meaning in the sense that it designates any fixed period of time.

When investing in fixed income securities, the GROWTH FUND'S management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A", or "Baa") or Standard & Poor's Corporation ("S&P") ("AAA", "AA", "A", or "BBB"); or in those securities, although not rated as a matter of policy by either of the above two ratings services, which are considered by management to have investment quality comparable to securities that fall within the four highest grades assigned by the above two rating services. In the event a fixed income security held by the Fund is downgraded below a "Baa" or "BBB" rating, the Investment Adviser (IAA Trust Company) shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders. See the Appendix to the Statement of Additional Information for explanations on applicable ratings.

ASSET ALLOCATION FUND:

The primary investment objective of the ASSET ALLOCATION FUND is growth of capital with current income. The Fund seeks to achieve its objective by following an asset allocation strategy utilizing a wide range of equity, debt, and money market securities. Asset classes and securities strategies selected will be those that the Investment Adviser believes offer the greatest potential for maximizing total return.

Income and capital appreciation will be derived from the ASSET ALLOCATION FUND'S investment in common stocks and fixed income securities consisting of bonds, preferred stocks, and short-term obligations. Short-term obligations are instruments maturing in one year or less (measured from the time of investment) and include: obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit of domestic banks; commercial paper rated in the top two grades -- "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S&P; non-convertible corporate debt securities such as bonds, notes and debentures which are rated in the top two grades -- "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P; negotiable certificates of deposit of savings and loan associations; and repurchase agreements. Fixed income securities may have equity conversion privileges or other equity features, including attached warrants or rights.

When investing in fixed income securities, the Asset Allocation Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A", or "Baa") or S&P ("AAA", "AA", "A", or "BBB"); or in those securities, although not rated as a matter of policy by either of the above two rating services, which are considered by management to have investment quality comparable to securities that fall within the four highest grades assigned by the above two rating services. In the event a fixed income security held by the Fund is downgraded below a "Baa" or "BBB" rating, the Investment Adviser shall promptly reassess the risks involved and take such actions as it determines to be in the best interest of the Fund and its shareholders. See the Appendix to the Statement of Additional Information for explanations on applicable ratings.


Although it is not the intent of the ASSET ALLOCATION FUND'S management to trade for short-term profits, purchases and sales of securities will be made whenever management deems it would contribute to the achievement of the Fund's objective. The Fund will be invested in securities representing a number of different industry classifications and does not intend to concentrate its investments in a particular industry. In addition to domestic securities, the Fund may invest in Canadian and other foreign securities, both corporate and government, which are payable in United States dollars. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in the administration or economic and monetary policies of foreign governments. However, the Fund will not invest more than 5% of its total assets in foreign securities.


TAX EXEMPT BOND FUND:

The investment objective of the TAX EXEMPT BOND FUND is to seek as high a level of current interest income exempt from Federal income taxes as is available from municipal bonds, consistent with the conservation of capital. The Fund's investments (and thus the value of shares held by shareholders) will be subject to the market fluctuations and risks inherent in all securities, and there can be no assurance that the Fund's stated objective will be realized.

The TAX EXEMPT BOND FUND will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of debt obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest from which is exempt from Federal income taxes in the opinion of bond counsel to the issuers. Under normal market conditions, the Fund will maintain at least 80% of its net assets in tax exempt municipal bonds (not including assets invested in temporary investments for defensive purposes -- see following paragraph). This 80% limitation is considered a fundamental policy. The Fund's assets will consist of: (1) municipal bonds which are rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A", or "Baa") or S&P ("AAA", "AA", "A", or "BBB"), or in those municipal bonds, although not rated as a matter of policy by either of the above two rating services, which are considered by management to have investment quality comparable to municipal bonds that fall within the four highest grades assigned by the above two rating services (municipal bonds rated "Baa" or "BBB" have speculative characteristics); (2) temporary investments as described below; and (3) cash. While ratings at the time of purchase will determine which securities may be acquired, a subsequent reduction in rating will not require the Fund to dispose of the securities.

See the Appendix to the Statement of Additional Information for explanations on applicable ratings. No limitations are imposed as to the percentage of the Fund's assets which may be invested among Moody's or S&P's highest four ratings; however, the Fund will not invest more than 20% of its net assets (measured at the time of investment) in municipal bonds which are not rated, or in taxable investments, or in investments subject to the alternative minimum tax.

Pending investment of proceeds from the sale of the TAX EXEMPT BOND FUND'S shares, the changing of portfolio composition, and from time to time when deemed appropriate by the Investment Adviser for defensive purposes, the Fund may invest in temporary investment securities. Temporary investment securities consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government; (2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S&P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's ("MIG-1" and "MIG-2"); (4) obligations of the United States Government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S&P; (6) commercial paper rated within the two highest grades assigned by Moody's ("P- 1" or "P-2") or by S&P ("A-1 or "A-2"); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category (5) above. The income from the securities described in categories (4) through (7) above, is subject to Federal income taxes. Consequently, interest income from temporary investments may be taxable to shareholders as ordinary income.

TAXABLE FIXED INCOME SERIES FUND

Each Series of the TAXABLE FIXED INCOME SERIES FUND will invest at least 65% of its total assets in taxable, fixed income securities, also known as "debt securities". Examples of debt securities are commercial paper, bills, notes and bonds, each representing a promise by the issuer to re-pay a debt which is generally secured by the assets of such issuer. Also in this investment category are debentures, which are bonds or promissory notes that are backed by the general credit of the issuer, but not secured by specific assets of such issuer. The types of debt securities in which each Series may invest have been determined by the investment objective of the Series.

MONEY MARKET SERIES:

The investment objective of the MONEY MARKET SERIES is to earn as high a level of current income as possible, consistent with maintaining liquidity and stability of principal. In pursuing its objective, the Series may not always purchase securities offering the highest yield. The Series will only invest in high-quality rated securities or unrated securities determined by the Board of Directors to be of high-quality and present minimum credit risk. There can be no assurance that the Series' stated objective will be realized. The MONEY MARKET SERIES seeks to achieve its objective by investing in the following types of money market instruments, which are maturing in one year or less, measured from the time of investment:

- Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

- Certificates of deposit of domestic banks in amounts (currently $100,000) that are fully insured by The Federal Deposit Insurance Corporation ("The FDIC") and, for larger amounts, bank certificates of deposit or bankers acceptances of domestic banks having total assets in excess of $1 billion and which are members of The FDIC. The Series may purchase both negotiable and non-negotiable certificates of deposit. Non-negotiable certificates of deposit are not purchased or sold in a secondary trading market and must be held to maturity unless, at the request of the Series, the issuer agrees to redeem them earlier, possibly at less than par. Accordingly, the Series will not invest more than 10% of its net assets in non-negotiable certificates of deposit or in other illiquid, restricted securities so that this potential liquidity risk will be minimal. Banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

- Commercial paper rated in the top grade by two nationally recognized statistical rating organizations (NRSROs) one of which must be either Moody's Investors Service, Inc., or Standard & Poor's Corporation.

- Non-convertible corporate debt securities such as bonds, notes and debentures which are rated in the top grade -- "Aaa" by Moody's or "AAA" by S&P.

- Negotiable certificates of deposit of savings and loan associations in amounts (currently $100,000) that are fully insured by The FDIC.

- Repurchase agreements of obligations which are suitable for investment under the categories set forth above and issued by a member bank or certain broker/dealers who have been approved by the Board of Directors and are participating in the Federal Reserve

  System. The Series will only invest in repurchase agreements maturing in seven days or less.

SHORT-TERM GOVERNMENT BOND SERIES:

The investment objective of the SHORT-TERM GOVERNMENT BOND SERIES is to provide maximum total return, consistent with preservation of capital and prudent investment management. Total return consists of interest, and dividends from underlying securities and capital appreciation realized from the purchase and sale of securities. Under normal conditions, the Series seeks to achieve its objective by investing at least 65% of the value of its total assets in short-term government bonds. Short-term government bonds include U.S. Government securities, such as bonds, notes, and bills which are (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies. The estimated portfolio turnover rate for the Series is less than 100%.

Government securities may be backed by (i) the full faith and credit of the United States; (ii) the particular Government agency's ability to borrow directly from the Treasury; (iii) some other type of United States support; or
(iv) the credit of the issuing agency, only. The government guarantee of the U.S. Government securities in the Series' portfolio, however, does not guarantee the net asset value of the shares of the Series. There are market risks inherent in all investments in securities, and the value of an investment in the Series will fluctuate over time. Normally, the value of the Series' investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Series' investments will tend to decline, and as rates fall, investment values tend to increase.

The Series expects to maintain a dollar-weighted average maturity of less than three years. Because the manager seeks to minimize interest rate risk by managing effective duration, the Series may invest in securities of any maturity.

The Series is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Series is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which this Series invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund, seeking to maintain a stable net asset value per share of $1.00. Consequently, this Series seeks to reduce such fluctuations by managing the effective duration, and thus the interest rate risk, of its portfolio.

The Series also may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities rated within the three highest grades assigned by S&P ("AAA", "AA", "A" or "A-1") or Moody's ("Aaa", "Aa", "A" or "P-1") or in unrated securities such as certificates of deposit issued by banks, bankers' acceptances, and repurchase agreements deemed by the manager to be of comparable quality. Further, the Series may invest in long-term fixed rate bonds that allow the Series to tender (or "put") bonds to the issuer at specified intervals and receive face value for them. In addition, the Series may invest in other investment companies investing primarily in U.S. Government securities for the appropriate duration.

LONG-TERM BOND SERIES:

The investment objective of the LONG-TERM BOND SERIES is to provide the maximum amount of current income and capital appreciation to the extent consistent with the preservation of capital and the maintenance of liquidity. The Series invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions and may also purchase obligations of international agencies and U.S. dollar denominated foreign debt securities. The estimated portfolio turnover rate for the Series is less than 100%.

At least 80% of the value of the Series' net assets will consist of obligations of corporations which, at the time of purchase by the Series are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Series may also invest in securities which, while not rated, are deter-mined by the investment manager to be of comparable quality to those rated securities in which the Series may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities shall be deemed to have the ratings so determined. See the Appendix to the Statement of Additional Information for explanations on applicable ratings. At least 65% of the value of the Series' total assets (except when maintaining a temporary defensive position) will be invested in bonds. Such instruments include U.S. Government and corporate bonds, notes, and convertible issues.

On occasion, up to 20% of the Series' net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and corporate bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the Series' investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the Series currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the Series invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment-grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well. See the Appendix to the Statement of Additional Information for explanations on applicable ratings. The Series may invest up to 10% of its assets in securities of foreign issuers.

                 INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.

SECURITIES OF OTHER INVESTMENT COMPANIES

ALL FUNDS may purchase or acquire securities of other investment companies on the open market if immediately after such purchase or acquisition the Fund would not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the Fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

REPURCHASE AGREEMENTS

ALL FUNDS may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. Government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. The Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

Still, there are certain risks involved with the use of certain repurchase agreements. For example, if the seller should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A Fund also might incur disposition costs in connection with liquidating the securities. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the Investment Adviser.

MUNICIPAL BONDS

The TAX EXEMPT BOND FUND may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds" General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. The Fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio would be affected. In such event, the Fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the Fund.

GOVERNMENT SECURITIES


The SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES may invest in certain securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Series will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

ZERO COUPON SECURITIES

The LONG-TERM BOND SERIES may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Series also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

MORTGAGE-RELATED SECURITIES


The SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the Series may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the Series. The Series also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.


FIXED-INCOME SECURITIES

ALL FUNDS may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. The GROWTH FUND, the ASSET ALLOCATION FUND, and the TAX EXEMPT BOND FUND may purchase fixed-income securities rated "Baa" by Moody's and "BBB" by S&P. Such securities may be subject to the aforementioned risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Obligations which are rated "Baa" are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Bonds rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such bonds ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

The LONG-TERM BOND SERIES may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The Series will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Series may sell these securities before the settlement date if it is deemed advisable. The Series will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the LONG-TERM BOND SERIES portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Series to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Series, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the Series' custodian bank. Purchasing securities on a forward commitment or when-issued basis when the Series is fully or almost fully invested may result in greater potential fluctuation in the value of the Series' net assets and its net asset value per share.

FOREIGN SECURITIES


Since up to 10% of the portfolios of the GROWTH FUND and LONG-TERM BOND SERIES and up to 5% of ASSET ALLOCATION FUND'S portfolio may consist of securities of foreign issuers, they may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.


                            MANAGEMENT OF THE FUNDS


The operations of each Fund are under the direction of a Board of Directors who have been elected by the shareholders of each Fund. The Board meets regularly to review the activities of the Officers, who are responsible for day to day operations of the Funds. To assist the Directors and Officers in carrying out their duties and responsibilities, the Funds have employed IAA Trust Company ("IAATC"), 808 IAA Drive, Bloomington, Illinois 61702, as their Investment Adviser under written Agreements with each Fund which are renewable annually by the Board of Directors or by votes of a majority of each Fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund's Directors, who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Directors of a Fund, by votes of the shareholders or by IAATC upon sixty days written notice, and they terminate automatically in the event of their assignment. IAATC was organized on December 30, 1970 and has no investment company clients other than the IAA Trust Mutual Funds discussed herein. Illinois Agricultural Holding Co. owns all of the outstanding voting securities of IAATC. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association ("IAA"). IAA is an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

IAATC, subject to the authority of the Board of each Fund, is generally responsible for the overall management of each Fund's business. For these services performed and expenses assumed, the GROWTH FUND, the ASSET ALLOCATION FUND and the LONG-TERM BOND SERIES each pay IAATC an annual fee of approximately 0.75% of their respective average daily net assets. (These fees are considered higher than the advisory fees paid by most other mutual funds) however, these fees are comparable with those of other mutual funds with similar investment objectives. The TAX EXEMPT BOND FUND, the MONEY MARKET SERIES and the SHORT-TERM GOVERNMENT BOND SERIES each pay IAATC an annual fee of approximately 0.50% of their respective average daily net assets. All of these fees are computed on a daily basis and are paid monthly. Neither IAATC nor any company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

The following persons who are Officers and/or Directors of the Funds also hold positions with IAATC as indicated: Ronald R. Warfield, Director and President; Bruce D. Finks, Vice President--Investments; Gary E. Mede, Executive Vice President; Richard M. Miller, Senior Vice President and Senior Trust Officer; Rollie D. Moore, Director and Vice President; Paul M. Harmon, Secretary; Robert
W. Weldon, Vice President--Finance and Treasurer; Richard F. Day, Controller.

                 MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE

GROWTH FUND:

          IAA TRUST GROWTH FUND, INC. VS. STANDARD & POOR'S 500 INDEX

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)           GROWTH         S&P'S 500
1987                                     10000           10000
1988                                      9332            9310
1989                                     11204           11221
1990                                     13007           13062
1991                                     13705           13082
1992                                     14285           15915
1993                                     15958           18027
1994                                     15672           18281
1995                                     19726           23047
1996                                     23968           29039
1997                                     30810           39116

Note 1: Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

Note 2: As of October 28, 1996, a front-end sales load was no longer imposed on share purchases. For fiscal years prior to that date, a front-end sales load on share purchases would have affected the performance of the Fund.

The net asset value of the GROWTH FUND closed the fiscal year on June 30, 1997 at $22.51 per share. The figures below show historical compound annual returns of Fund shares, as of June 30,1997 and assume all dividends and capital gains distributions were reinvested.


                                                                                  1 YEAR    5 YEARS    10 YEARS
                                                                                  ------    -------    --------
Annualized Total Returns........................................................  28.54%     16.61%     11.91%



These annual returns are for prior years' performance. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.



Michael Marks Photo       Michael E. Marks has been managing the GROWTH FUND since January 1, 1997 and the equity portion of the ASSET ALLOCATION FUND since June 1, 1994. He also manages numerous trust, pension and investment management accounts. Michael is responsible for equity research in financial services, healthcare and basic materials. He is a
                          Chartered Financial Analyst. Michael joined the IAA Trust Company after receiving his M.B.A. from Indiana University in 1993. He received his B.S. in Business
                          Administration at Washington University (St. Louis).



The GROWTH FUND returned 28.54% over the past year. This was significantly better than the 23.96% return of the Lipper average growth mutual fund, yet well behind the 34.7% return of the S&P 500 Index. The impressive performance of the S&P 500 Index masked the lesser performance of most U.S. stocks. The majority of stocks were unable to keep up due to the tremendous performance by the Index's largest capitalization stocks.

ASSET ALLOCATION FUND:

      IAA ASSET ALLOCATION FUND VS. MERRILL LYNCH CORPORATE AND GOVERNMENT
                BOND MASTER INDEX & LIPPER-BALANCED FUNDS INDEX

      MEASUREMENT PERIOD             ASSET                          LIPPER-
    (FISCAL YEAR COVERED)         ALLOCATION     MERRILL LYNCH     BALANCED
1987                                     10000           10000           10000
1988                                     10647           10728            9431
1989                                     11754           12078           10841
1990                                     12518           12910           11940
1991                                     13704           14248           12934
1992                                     15326           16265           14721
1993                                     16795           18397           16798
1994                                     16914           18366           19320
1995                                     19669           20686           22409
1996                                     22568           21711           25887
1997                                     27071           23487           30911

Note 1: Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. Each Index is un-managed.

Note 2: As of October 28, 1996, a front-end sales load was no longer imposed on share purchases. For fiscal years prior to that date, a front-end sales load on share purchases would have affected the performance of the Fund.

The net asset value of the ASSET ALLOCATION FUND closed the fiscal year on June 30, 1997 at $14.64 per share. The figures below show historical compound annual returns of Fund shares as of June 30,1997, and assume all dividends and capital gains distributions were reinvested.


                                                                                  1 YEAR    5 YEARS    10 YEARS
                                                                                  ------    -------    --------
Annualized Total Returns........................................................  19.95%     12.05%     10.48%



These annual returns are for prior years' performance. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.



John Jacobs Photo         John Jacobs, Investment Officer for ASSET ALLOCATION FUND, SHORT-TERM GOVERNMENT
                          BOND SERIES and LONG-TERM BOND SERIES, earned a B.S. in Business and Finance at
                          Illinois Wesleyan University in Bloomington. Mr. Jacobs is also a Chartered
                          Financial Analyst and has served as a member of IAA Trust Company's Investment
                          Committee. Prior to joining the Company in 1975, he was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed- income portion of the ASSET ALLOCATION FUND since December, 1978, and the
                          SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIESsince January 2,
                          1997.



Over the past year, the ASSET ALLOCATION FUND had a return of 19.95%, comparing favorably to the Lipper Flexible Fund Index which returned 18.48% and the Lipper Balanced Fund Index which returned 19.41%. Bond returns were respectable but paled in comparison to the remarkable year the stock market had. During the year the Fund reduced its short-term reserves with stock and bond purchases.

TAX EXEMPT BOND FUND:

          IAA TAX EXEMPT BOND FUND VS. LEHMAN MUNI GENERAL BOND INDEX

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)         TAX EXEMPT      LEHMAN MUNI
1987                                     10000           10000
1988                                     10769           10742
1989                                     11862           11966
1990                                     12484           12780
1991                                     13489           13932
1992                                     14844           15572
1993                                     16208           17434
1994                                     15907           17464
1995                                     17101           19004
1996                                     18008           20081
1997                                     19475           21738

Note 1: The TAX EXEMPT BOND FUND'S portfolio does not mirror the Lehman Index.

Note 2: Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.


Note 3: As of October 28, 1996, a front-end sales load was no longer imposed on share purchases. For fiscal years prior to that date, a front-end sales load on share purchases would have affected the performance of the Fund.



The net asset value of the TAX EXEMPT BOND FUND closed the fiscal year on June 30, 1997 at $$8.70 per share. The figures below show historical compound annual returns of Fund shares, as of June 30, 1997, and assume all dividends and capital gains distributions were reinvested.



                                                                                  1 YEAR    5 YEARS    10 YEARS
                                                                                  ------    -------    --------
Annualized Total Returns........................................................   8.15%      5.58%      6.89%



These annual returns are for prior years' performance. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.


Although the Fund's income is generally exempt from Federal income taxes, it may, under certain circumstances, be subject to state income taxation. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES."


Mary S. Guinane           Mary S. Guinane, Investment Officer for the TAX EXEMPT BOND FUND, earned an M.B.A.
Photo                     at Illinois State University and a B.A. in Psychology and Sociology at St. Ambrose
                          College. Ms. Guinane has been with IAA Trust Company since 1981 and has managed the
                          Fund since October 1, 1986.



For the year ended June 30, 1997, the TAX EXEMPT BOND FUND had a total return of 8.15%. Over the same period the Lehman Brothers Municipal Bond Index had a total return of 8.25%. It is important to note that the Lehman Index return does not reflect investments in cash, the impact of any servicing, investment management, or administrative expenses that a mutual fund incurs.

TAXABLE FIXED INCOME SERIES FUND

MONEY MARKET SERIES:


Robert L. Sammer          Robert L. Sammer, B.S., manages the MONEY MARKET SERIES. Mr. Sammer received his
Photo                     Bachelor of Science degree in Finance from Illinois State University in 1988 and earned his M.B.A. in 1996. After joining IAA Trust Company in 1991, he served as client services coordinator, corporate retirement and agency accounts coordinator and, now as investment analyst.


SHORT-TERM GOVERNMENT BOND SERIES:

                   IAA SHORT-TERM GOVERNMENT BOND FUND, INC.
         SHORT-TERM GOVERNMENT BOND SERIES VS. MERRILL LYNCH BOND INDEX

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)         SHORT-TERM     MERRILL LYNCH
1-2-97                                   10000           10000
1-31-97                                  10037           10028
2-28-97                                  10057           10048
3-31-97                                  10054            9945
4-30-97                                  10113           10096
5-31-97                                  10158           10186
5-30-97                                  10210           10308


Note 1: Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is unengaged.


The net asset value of the SHORT-TERM GOVERNMENT BOND SERIES closed the fiscal year on June 30, 1997 at $10.01 per share. The figure below shows compound annual returns of Series shares, as of June 30, 1997, and assumes all dividends and capital gains distributions were reinvested.

                                                                                              SINCE INCEPTION,
                                                                                              JANUARY 2, 1997
                                                                                              ----------------
Average Total Return........................................................................        2.10%

The above return represents the performance of the Series for its first six months of operations. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.


The SHORT-TERM GOVERNMENT BOND SERIES had a return of 2.10% for the six months ended June 30, 1997. This is a new Series and is currently being structured to have a duration comparable to that of the three year Treasury note. Mortgage-backed and asset-backed bonds are being utilized to increase the income of the Series.

LONG-TERM BOND SERIES:

                      IAA LONG TERM BOND SERIES FUND, INC.
               LONG-TERM BOND SERIES VS. MERRILL LYNCH BOND INDEX

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)          LONG-TERM     MERRILL LYNCH
1-2-97                                   10000           10000
1-31-97                                  10036           10028
2-28-97                                  10046           10046
3-31-97                                   9971            9945
4-30-97                                  10081           10096
5-31-97                                  10147           10186
5-30-97                                  10244           10308

Note 1: Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

The net asset value of the LONG-TERM BOND SERIES closed the fiscal year on June 30, 1997 at $10.04 per share. The figure below shows compound annual returns of Series shares, as of June 30, 1997, and assume all dividends and capital gains distributions were reinvested.

                                                                                              SINCE INCEPTION,
                                                                                              JANUARY 2, 1997
                                                                                              ----------------
Average Total Return........................................................................        2.44%

The above return represents the performance of the Series for its first six months of operations. Returns in future periods cannot be guaranteed, and the value of Fund shares can fluctuate either above or below their original cost.

The LONG-TERM BOND SERIES had a return of 2.44% for the six months ended June 30, 1997. This is a new Series and is being structured with a minimum average maturity of ten years. Currently, the Series has a high percentage invested in Treasury securities because corporate spreads are historically very tight. Mortgage-backed bonds comprise the second largest sector in the Series.

FPS SERVICES, INC.

FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, is the Funds' Transfer and Dividend Disbursing Agent and as such performs all shareholder services for the Funds. The Funds have also entered into Agreements with FPS under which FPS provides accounting and administration services.


Administration services include all administrative services except those relating to the investment portfolios of the Funds, the distribution of the Funds, and the maintenance of the Funds' financial records. The fees for administrative services are based on a declining percentage of each Fund's average net assets, beginning at .0015% of the first $50,000,000 of average net assets. However, the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the MONEY MARKET SERIES, the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES are each required to pay a minimum annual fee of $10,000 and the Growth Fund is required to pay a minimum annual fee of $50,000 for such services.


The Funds each pay a minimum accounting fee of $25,000 and pay additional accounting fees, based on declining percentages of their respective average net assets in excess of $10,000,000. There are no direct or indirect relationships between FPS Services, Inc. and the Funds or IAA Trust Company.

                       DISTRIBUTION OF THE FUNDS' SHARES

FPS Broker Services, Inc. ("FPSB") serves as the Distributor for the Funds on a best efforts basis, pursuant to various Underwriting Agreements. The Distributor is an affiliated company of FPS Services, Inc. ("FPS"), the Funds' servicing agent, inasmuch as both the Distributor and FPS are under common ownership.

                               DISTRIBUTION PLANS

The shareholders of the GROWTH FUND, the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES have each adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Money Market Series does not participate in any plan pursuant to this Rule. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. The Plan provides that the participating Funds will reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of each participating Fund's or Series' average daily net assets. Amounts expended by the Distributor, but not reimbursed by each participating Fund's or Series' Plan, will not be a continuing liability of such Fund/Series in subsequent years. Because the Funds reimburse the Distributor only for actual expenditures, the Distributor realizes no profit from the 12b-1 Plan. The Plan may be terminated at any time and the Funds shall have no liability for expenses that were not reimbursed as of the date of termination.

All such payments made pursuant to the Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisers, financial planners, and others, who have executed a distribution agreement with the Distributor. The maximum amount which will be paid to such parties by the Distributor is 0.25% (on an annual basis) of a participating Fund's or Series' average net assets, owned by client of that party. Management may choose to pay a lesser amount.

                                 CAPITAL STOCK

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds. Each of the Fund's shares has equal voting rights. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each Fund will be fully paid and nonassessable and will be redeemable at the net asset value per share. The interests of shareholders in the Funds will not, unless specifically requested in writing by a shareholder, be evidenced by a certificate or certificates representing shares of a Fund.

The authorized capitalizations of the GROWTH FUND, the ASSET ALLOCATION FUND, and the TAX EXEMPT BOND FUND consist of 10,000,000 shares for each of these Funds, each Fund having a par value of $1.00 per share.


The authorized capitalization of the TAXABLE FIXED INCOME SERIES FUND consists of 250,000,000 shares with a par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as MONEY MARKET SERIES, 50,000,000 of its shares are designated as SHORT-TERM GOVERNMENT BOND SERIES, and 25,000,000 of its shares are designated as LONG-TERM BOND SERIES. The remaining 75,000,000 shares are undesignated.


COUNTRY LIFE INSURANCE COMPANY

As of October 1, 1997, 442,950 shares or 6.59% of the issued and outstanding capital stock of the GROWTH FUND were owned by Country Life Insurance Company ("Country Life"), Bloomington, Illinois. Country Life's capital stock enables it to influence the outcome of shareholder votes. Country Life is organized in Illinois. Substantially all issued and outstanding stock of Country Life is owned by Illinois Agricultural Holding Co. As of October 1, 1997, 96,228 shares or 9.48% of the issued and outstanding capital stock of the ASSET ALLOCATION FUND were owned by Country Life Insurance Company ("Country Life"), Bloomington, Illinois. Country Life's capital stock enables it to strongly influence the outcome of shareholder votes. Country Life is organized in Illinois. Substantially all issued and outstanding stock of Country Life is owned by Illinois Agricultural Holding Co.


IAA TRUST COMPANY

As of October 1, 1997, IAA Trust Company owned of record 3,733,239 shares or 55.56% of the issued and outstanding capital stock of GROWTH FUND, 772,982 shares or 76.14% of the issued and outstanding capital stock of the ASSET ALLOCATION FUND, 232,558 shares or 11.42% of the issued and outstanding capital stock of the TAX EXEMPT BOND FUND, 51,149,870 shares or 87.71% of the issued and outstanding capital stock of the MONEY MARKET SERIES, 2,480,894 shares or 94.95% of the issued and outstanding capital stock of the SHORT-TERM GOVERNMENT BOND SERIES, and 3,481,184 shares or 96.45% of the issued and outstanding capital stock of the LONG-TERM BOND SERIES.


Illinois Agricultural Holding Co. owns 100% of the outstanding voting securities of the Trust Company. For additional information on the ownership of Illinois Agricultural Holding Co. See "MANAGEMENT OF THE FUNDS."

Shareholder inquiries should be directed to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, or call toll-free 1 (800) 245-2100.

                               INCOME DIVIDENDS,
                          CAPITAL GAINS DISTRIBUTIONS,
                                   AND TAXES


DIVIDENDS -- IN GENERAL


Dividends and capital gains distributions may be automatically reinvested in additional shares of a particular Fund/Series at net asset value, or paid in cash, at the choice of the investor. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. The cash option is not available under the Systematic Withdrawal Plan or Retirement Plans.


Each shareholder will receive a summary of the dividends paid or reinvested as they are declared. If the entire amount in an account is redeemed at any time during a month, dividends credited to that account from the beginning of the month through the day of redemption will be paid together with the proceeds of the redemption.

GROWTH FUND:

It is the policy of the GROWTH FUND to distribute semi-annually, all of its net investment income and, if any, all of its net realized capital gains according to tax regula-tions. Currently, these distributions are made at the end of the Fund's fiscal year and at calendar year-end.

ASSET ALLOCATION FUND, SHORT-TERM GOVERNMENT BOND SERIES AND LONG-TERM BOND
SERIES:

It is the policy of each of the ASSET ALLOCATION FUND,the SHORT-TERM GOVERNMENT BOND SERIES, and the LONG-TERM BOND SERIES to pay monthly dividends from its net investment income and to distribute net capital gains, if any, according to tax regulations at the end of its fiscal and calendar years.

TAX EXEMPT BOND FUND:

It is the policy of the TAX EXEMPT BOND FUND to pay monthly dividends from its net investment income.


The Fund intends to qualify each fiscal year (under the Internal Revenue Code of 1986 and any amendments thereto) to pay "exempt-interest dividends" to their shareholders. Exempt-interest dividends which are derived from net income earned by the Fund on tax-exempt bonds will be excludable from gross income of the shareholders for Federal income tax purposes. That part of monthly net investment income which may be earned by the Fund from certain taxable temporary investments, together with any annual distributions attributable to short-term capital gains, are taxable as ordinary income to investors whether received in cash or reinvested in shares. The percentage of each monthly dividend designated by the Fund as tax-exempt will be the same percentage as the actual tax-exempt income earned during the period covered by the distribution bears to total income earned by the Fund during the period. Shareholders will be notified of such designations monthly and information regarding the tax status of any other distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution.



Shareholders of the Fund should recognize that should they redeem shares between dividend dates, a portion of the per share redemption price may represent interest accrued on municipal bonds and said portion may be taxed at capital gains rates and not as a tax-exempt dividend excludable from gross income.


Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes. The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local authority. Thus, shareholders may be subject to state and local taxes on distributions of tax-exempt interest income from the Fund.

MONEY MARKET SERIES:

The MONEY MARKET SERIES declares and distributes dividends of all of its daily net investment income on each day that its net asset value is determined. Dividends are paid to shareholders on a monthly basis.

Net investment income, for dividend purposes of this Series, consists of: (1) accrued interest income plus or minus amortized purchase discount or premium;
(2) plus or minus all short-term realized gains and losses and unrealized appreciation and depreciation on portfolio assets; and (3) minus all accrued expenses of such Series, which are accrued each day. Net income will be calculated immediately prior to the determination of the net asset value per share of the Series. Since the net income of the Series (including realized gains and losses and unrealized appreciation and depreciation on the portfolio securities) is declared as a dividend each time the net income of the Series is determined, the net asset value per share of the Series normally remains at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Series representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Series in the account. Normally, the Series will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued, a loss realized, or unrealized depreciation occurs. If the net income of the Series determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. The Series may endeavor to restore the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared.

ALL FUNDS AND SERIES:

The Board of Directors may revise the above dividend policies, or postpone the payment of dividends, if a Fund or Series should have or anticipate any large presently unexpected expense, loss, or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on shareholders.

TAXES -- IN GENERAL

Any dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, is subject to income taxes. The Funds are required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income, capital gains distributions, and redemption proceeds for any account which provides an incorrect taxpayer identification number, no number at all, or no certified number for a new account.


All of the Funds and Series comply with Subchapter M of the Internal Revenue Code available to investment companies and therefore, maintain exemption from Federal income tax.

In order to avoid an excise tax on undistributed amounts, each Fund and Series must declare by the end of the calendar year a dividend representing 98% of its ordinary income for the calendar year and 98% of its net capital gains (both long-term and short-term) for the period of November 1 of the previous year through October 31 of the current year. Such dividends will be paid on the last business day of the calendar year to shareholders of record at the close of business on the preceding business day.


The dividends received deduction for corporations may be applicable to the Growth Fund and the Asset Allocation Fund.



THE TAXPAYERS RELIEF ACT


The Taxpayers Relief Act, which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains.



Change in Rates:


The Taxpayers Relief Act has lowered the tax rate for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%.



Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains.



Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.



Effective Dates:


The rates which applied under prior law are effective for capital gains realized before May 7, 1997.



Capital gains realized on or after May 7, 1997, but before July 29, 1997, will be subject to a 20% tax rate for assets held more than one year.



These new tax rates, including the new mid-term category, apply for gains realized on or after July 29, 1997.



Statements as to the tax status of distributions to shareholders will be mailed annually. If shareholders are not subject to Federal income taxes on their income, then they are not required to pay Federal tax on amounts distributed to them. This section is not intended to be a complete discussion of all aspects of the Federal income tax law and its effect on shareholders. For other tax information, you may wish to consult your tax adviser.


                               PURCHASE OF SHARES


You may open an account by contacting FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, 1 (800) 245-2100, your local Country Capital Management Company sales representative, or any other registered broker-dealer. Purchases of Fund shares may be made in two ways: by mail or by wire transfer, as discussed further below. The minimum initial investment is $1,000 for all Funds except for IRAs and MSAs where the minimum is

$100. The minimum subsequent investment amount is $100 for all Funds. After an account has been opened, you may purchase additional shares through a sales representative or you may send your order directly to IAA Trust Company c/o FPS Broker Services Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. Each check should be made payable to a specific Fund or Series. All orders are subject to acceptance by FPSB and without in any way limiting the foregoing, the Funds (through FPSB) reserve the right to refuse any purchase which would result in ownership by any shareholder of 5% or more of a Fund's outstanding shares at that time. The Funds will automatically redeem shares if a purchase check is returned for non-sufficient funds (NSF). This procedure places the risk for loss on the shareholder. The Funds reserve the right to automatically redeem shares if the share balance of an account falls below $1,000


PURCHASE PRICE
Shares of all Funds and Series are sold at the net asset value (without a sales charge) next determined after receipt of the order by FPSB.

PURCHASES BY MAIL

To open an account and purchase shares by mail, complete an application and mail
it with your check payable to "IAA Trust                Fund, Inc.", or IAA
Trust                Series", whichever is appropriate, c/o FPS Broker Services,
Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. Applications may be obtained by calling toll-free, 1 (800) 245-2100. The Funds reserve the right to reject any purchases of shares by individuals using third party checks (those that are made out to someone other than the Fund or Series and are endorsed over to the Fund or Series) greater than $5,000 in amount. However, third party checks issued by IAA Trust Company, Illinois Farm Bureau, Country Companies or any of their affiliates will be accepted regardless of their amount.


The application need not be signed by a sales representative if you prefer to purchase directly with Country Capital Management Company or FPSB. If you deal with a sales representative, he or she will assist you in completing the application, answer any of your questions, and mail the application for you. Although no commission is paid, the sales representative may, at times, receive additional compensation.


Shares begin earning income dividends on the day the purchase order is effective. A Fund will automatically redeem shares if the purchase check is returned for non-sufficient funds (NSF).


PURCHASES BY WIRE TRANSFER

aTo open an account and become a shareholder on the same day, first you (or our sales representative) must telephone FPSB toll-free at 1 (800) 245-2100, by 12:00 Noon Eastern Time. An account number will be assigned to you for use in identifying your wire transfer of money. Purchase made by wire are subject to a minimum of $1,000.


Second, you must request your bank to transmit immediately available funds (Federal Funds) by wire to:

                                  UMB BANK, NA
                                ABA #10-10-00695
                            For: FPS Services, Inc.
                             Account #98-7037-071-9
                       IAA TRUST        FUND (or SERIES)
               Account of (exact name(s) of Account Registration)
                        Shareholder Account #

In order to obtain same-day investment, your wire must be received by the above bank by 12:00 Noon Eastern Time. The bank that wires your money may charge a fee for this service.

Third, you or our sales representative must mail a completed application to FPSB, as noted above.

SUBSEQUENT INVESTMENTS
Once your account has been established, additional investments in any Fund or Series may be made at any time by mailing a check or by wiring money as described above. When you wire money for either the initial or additional investments, always call FPSB on the same day to notify them of the investment. The minimum subsequent investments are $100 by mail and $1,000 by wire transfer.

                  SPECIAL PLANS AND OTHER PURCHASE INFORMATION

The Funds have available the following special Plans and purchase options. Further information with respect to these plans is contained in the Funds' Statement of Additional Information. Further information on these Plans may also be obtained by contacting FPSB or Country Capital Management Company.

AUTOMATIC INVESTING
A shareholder may authorize Systematic Investing through automatic withdrawals from his/her bank account(s).

EXCHANGE PRIVILEGES
Shareholders in any Fund or Series may exchange shares of their respective Fund or Series for shares of the other Funds or Series on the basis of the relative net asset values per share at the time of the exchange. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A capital gain or loss for Federal income tax purposes will be realized upon the exchange depending upon the cost or other basis of the shares redeemed. Sixty days written notice will be given to shareholders before any modifications to this privilege are implemented.

RETIREMENT PLANS
IAA Trust Company ("IAATC") sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirements of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of the GROWTH FUND, the ASSET ALLOCATION FUND, and each Series of the TAXABLE FIXED INCOME SERIES FUND. The minimum initial investment for each Fund is $100, with no minimum for subsequent investments.


For individuals eligible to establish an Individual Retirement Account ("IRA"), IAATC sponsors a prototype "traditional" IRA which has been approved by the Internal Revenue Service. For individuals eligible to establish a Medical Savings Account ("MSA"), IAATC sponsors a prototype MSA Plan which has been approved by the Internal Revenue Service.



The Taxpayers Relief Act which was signed into law on August 5, 1997, impacts the traditional IRA and creates two additional types of IRAs.



Traditional (deductible) IRAs:


The Taxpayers Relief Act will gradually increase the adjusted gross income phaseouts for deductible IRAs over the next ten years. Married individuals may make deductible contributions even if spouses are active participants in an employer-sponsored plan. The 10% early withdrawal tax will not apply for up to $10,000 for first-time home purchases or education expenses.



Roth IRAs:


The Taxpayers Relief Act has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to Traditional IRAs. Certain income phaseouts apply.


Education IRAs:


The Taxpayers Relief Act has also created the new Education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contributions limits are $500 per account and certain income phaseouts apply.



SYSTEMATIC WITHDRAWAL PLAN


Shareholders who purchase or already own $5,000 or more of a Fund's or Series' shares, valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. Such plan holders will receive monthly, quarterly or annual checks in the amount they designate.



INTEGRATED VOICE RESPONSE ("IVR") SYSTEM


Shareholders in any Funds or Series can obtain toll-free access to account information, as well as some transactions, by calling 1 (800) 245-2100. The IVR System provides total return, share price, price change and yield quotations for all the Funds and Series; gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months), and allows sales or exchanges of shares. Security is controlled through the use of a personal identification number ("PIN" number) unique to each shareholder. This number is initially assigned by FPS and can subsequently be changed at will by the shareholder. When using the IVR System, a shareholder bears the risk of any loss due to his or her error, unless the Fund or Transfer Agent fails to use established safeguards, which may include taped records of phone calls and written confirmations of transactions.


                              VALUATION OF SHARES

The Funds will be open for business and will price their respective shares on each day the New York Stock Exchange is open for trading. The Funds' share prices will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The Money Market Series reserves the right to calculate its net asset value more frequently than once a day if deemed desirable.

The net asset value per share is determined as follows. Securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only and which are included in the NASDAQ National Market System will be valued at the last sales price preceding the time for valuation. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Directors.

From the gross value of the assets so determined, there will be deducted all liabilities, including accrued expenses and taxes, and any necessary reserves. The remainder will be the net asset value of a Fund or Series, which will be divided by the number of shares of capital stock outstanding in order to determine the Fund's or Series' net asset value per share. (The net asset value per share of the MONEY MARKET SERIES is ordinarily $1.00.) On any day when depreciation in the value of portfolio securities exceeds income after expenses, a Fund's or Series' net asset value per share may decline.

The market values of debt securities usually reflect yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher-yielding securities increases; and when yields increase, the market value of the portfolio invested at lower yields can be expected to decline. In addition, if a Fund or Series has net redemptions at a time when interest rates have increased, such Fund or Series may have to sell portfolio securities prior to maturity at a price below the Fund's or Series' carrying value. Also, because at least a portion of the portfolio may be valued at amortized cost rather than market, any yield quoted may be different if the entire portfolio were valued at market, since amortized cost does not take market fluctuation into consideration.

With respect to the MONEY MARKET SERIES, the value of all of its securities is determined by using the amortized cost method of valuation, pursuant to Rule 2a-7 under the Investment Company Act. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of such security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold the instrument. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00, which may or may not result.

                              REDEMPTION OF SHARES

Each Fund or Series will redeem any part or all of your shares whenever you request. The price you receive will be the net asset value per share as next computed after your request is received by FPS Services, Inc. ("FPS"), as Transfer Agent, in proper form. Accounts in the MONEY MARKET SERIES will earn daily dividends up to the day before the date of redemption. Your redemption proceeds may be delayed if you purchased the shares to be redeemed by check (including certified or cashier checks) until such check has cleared and the Fund has collected good funds for your purchase. Such collection may take 15 days or more.

You can redeem shares from an account -- by mail or by telephone, and with respect to the MONEY MARKET SERIES only, by writing a check.

REDEMPTIONS BY MAIL
To redeem by mail, simply send a letter to:
          IAA Trust Mutual Funds
          c/o FPS Services, Inc.
          P.O. Box 61503
          King of Prussia, PA 19406

Your letter must specify the name of the Fund or Series, your account number and either the number of shares or the dollar amount to be redeemed. Your request must be signed exactly as your account is registered. If your account is owned jointly, both owners must sign. If a stock certificate has been issued, it must be forwarded back (blank and unsigned) with your written request.

The Funds reserve the right to require additional documentation, or signature guarantees on any redemptions in amounts over $25,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration adjustments. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

REDEMPTIONS BY TELEPHONE
If you completed the portion of the application so as to authorize redemptions by telephone, you may redeem in this manner by calling toll-free 1 (800) 245-2100 before the close of business on any business day. Telephone redemptions are not available if a joint owner is under age 14. When one of the joint tenants is age 14 to 17, the adult tenant must authorize telephone redemptions. All telephone conversations with FPS will be recorded. The proceeds will be sent only to the financial institution designated or to the address of record of the account. The proceeds will normally be sent the next business day by mail or, if you prefer and pay the expense, they will be wire transferred (minimum $1,000). If wire transferred, the Fund or Series cannot be responsible for any delays which may occur after a Fund or Series has entered the proceeds in the Federal wire systems. The financial institution you designate must be a bank, savings and loan or credit union which is insured under The FDIC, as only these institutions can send or receive Federal wire transfers. These instructions will remain in effect until you cancel or change them by written request. No stock certificates will be issued to or may be held by shareholders electing this privilege. The Funds reserve the right to terminate or modify this privilege at any time upon thirty days notice to shareholders. Shareholders recently purchasing shares by check may not use the telephone redemption privilege under certain circumstances.

Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable, including requesting a shareholder to correctly state his or her Fund or Series account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

REDEMPTIONS BY WRITING A CHECK
If you so request on the application, the MONEY MARKET SERIES only will provide you with an initial supply of checks, which you should receive within two or three weeks. These checks may be written in any amount not less than $100 nor more than $100,000, and can be made payable to you or anyone you desire. Redemption procedures will enable you to continue to earn daily income dividends until your redemption check has cleared. Payment of all redemption checks is subject to approval by the Series, and if there are not sufficient shares in your account, the check will be returned marked "Insufficient Funds." The Series reserves the right to terminate or modify this privilege at any time upon thirty days notice to shareholders. Shareholders purchasing shares by check may not use the check redemption privilege under certain circumstances.

CHECK-WRITING PRIVILEGE TERMS: Persons electing check-writing automatically authorize the bank to honor checks drawn by them on the bank and appoint FPS, the Fund's Transfer Agent, as their agent to redeem a sufficient number of MONEY MARKET SERIES shares to pay such checks. They also automatically agree: (1) The owner or owners who signs the check will sign their name exactly as it appears in Item 1 on the application or the check will not be honored; (2) This privilege is subject to the Series and the bank's rules and regulations and applicable Government regulations as amended from time to time; (3) The bank may refuse to honor checks and the Series may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed; (4) To examine confirmations and to notify the Series, within thirty days after mailing to the owner(s), of any error in the confirmations and that failure to do so shall preclude any claim against the Series, the Distributor, the bank, FPS, and each of their representatives and agents by reason of such failure; (5) This privilege may be modified or terminated by any owner by serving written notice to the Series, and the Series may modify or terminate it by serving written notice to the owner(s) thirty days in advance thereof. This feature is not available if a part owner is under age 14. When one of its joint tenants is age 14 to 17, both tenants must sign drafts.

REDEMPTION PAYMENTS TO SHAREHOLDERS
If a partial redemption is being made and the shareholder is using "specific identification" accounting in determining his/her gain or loss for tax purposes, it is important that he/she indicate which shares are to be redeemed, giving the date acquired and number of shares. If several purchases are involved and the shareholder desires a check for a stated amount, the order in which shares are to be redeemed should also be specified. If no such instructions are given, the shareholder will be required to compute his/her tax on a "first in -- first out" basis. No designation of purchase dates is necessary in connection with a redemption of all shares. The sale date and proceeds of redemptions (unless exempt) will be reported by the Funds or Series to the Internal Revenue Service at the end of each year, as required by law.

Redemption of shares may be made from any available assets of each Fund or Series, and if a Fund or Series does not have sufficient cash on hand, such Fund or Series will normally sell portfolio securities to effect such redemption.

Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except: (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a Fund/Series to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Funds. In such event, the day will not be regarded as a business day, the Funds' share prices will not be calculated, and all orders will be held for execution on the following business day. The Funds, however, will not mail redemption proceeds until they have assured themselves that checks received for the purchase of any shares being redeemed have, or will be, cleared.

Accordingly, redemption checks may not be mailed until the shares being redeemed have been on a Fund's books for at least fifteen business days measured from the date shown on the purchase confirmation, although the effective date of the redemption will be the date the redemption request is received by the particular Fund/Series. Payment for redeemed shares may be made in whole or in part in portfolio securities of a Fund/Series, at the portfolio value on the day the proper redemption request is received, if the Board of Directors determines that the liquidation of securities is impracticable or that payment in cash would prejudice the best interests of the remaining shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Funds are obligated to redeem shares solely in cash, up to the lesser of $250,000 or one percent of the net asset value of the particular Fund or Series during any 90-day period for any one shareholder. The one percent net asset value of each Fund or Series shall be computed at the beginning of such 90-day period. In the event of a redemption in kind, it should be noted that a shareholder would incur brokerage costs if he sold the securities received.

The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Shares redeemed will be canceled. Each Fund has the right to establish a withdrawal charge on redemption of its shares, but the Funds do not make any such charge and have no present intention of making such a charge, and in the event such a withdrawal charge is established, at least thirty days prior notice will be given to shareholders.

                          IAA TRUST FUNDS APPLICATION

1. AMOUNT INVESTED ($1,000 minimum initial purchase)                                     [ ] IAA Trust Growth Fund
   FORM OF PAYMENT -- INITIAL INVESTMENT                                                 [ ] IAA Trust Asset Allocation Fund
   [ ] Check for $  ________  enclosed -- payable to FUND(s)/SERIES of your choice       [ ] IAA Trust Tax Exempt Bond Fund
   [ ] NAV Purchase [ ] Farm Bureau Member -- Membership No.  ________________
                    [ ] Customer of IAA Trust Company                                    IAA Trust Taxable Fixed Income Series Fund:
                    [ ] Employee of IAA or affiliate                                     [ ] Money Market Series
   [ ] Broker/Dealer                                                                     [ ] Short-Term Government Bond Series
   [ ] My Dealer purchased __________________ of the FUND/SERIES on _______________      [ ] Long-Term Bond Series
                                 Shares                                Date

2. REGISTRATION (PLEASE PRINT)
   INDIVIDUAL *(Joint ownership with rights of survivorship unless otherwise noted)


-----------------------------------------------------------------------------------------------------------------------------------
First Name                           Middle Initial                            Last Name                          Social Security #

-----------------------------------------------------------------------------------------------------------------------------------
Jt. Owner First Name                          Middle Initial                         Last Name                    Social Security #

GIFT TO MINORS

-----------------------------------------------------------------------------------------------------------------------------------
Name of Custodian (name one only)                                                                  As Custodian For (name one only)
Under the  __________________________________ Uniform Gift to Minors Act                               _________________________
                           State                                                                       Minor's Social Security #

CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (complete Corporate Resolution)

-----------------------------------------------------------------------------------------------------------------------------------
Name of Corporation, Partnership, Trust or Other

-----------------------------------------------------------------------------------------------------------------------------------
Tax I.D. #                                                 Name of Trustee(s)                                         Date of Trust

Citizen of:  [ ] United States  [ ] Other (Please Indicate) __________________________________________________________

3. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

-----------------------------------------------------------------------------------------------------------------------------------
Street Address & Apt. #                                  City                           State                                   Zip
(      )                                                           (      )
---------------------------------------------                      ---------------------------------------------
Residence Number                                                   Business Number

4. DISTRIBUTION OPTIONS (Please indicate one -- Distributions will be reinvested if no option is checked)
   [ ] Automatic Compounding (dividends & capital gains in additional shares)
   [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
   [ ] All Cash (dividends & capital gains in cash)

5. SYSTEMATIC WITHDRAWAL PLAN (MINIMUM INVESTMENT $5,000)
   A check will be sent each [ ] month or [ ] quarter in the amount of $ __________ to you at your address of record unless otherwise noted.


6. TELEPHONE EXCHANGE AND REDEMPTION OPTION
   [ ] Permits exchanges between accounts with identical registrations.
   [ ] I (we) authorize FPS Services to honor telephone instructions for my
       (our) account. Neither the Fund nor FPS Services will be liable for properly acting upon telephone instructions believed to be genuine.

  PLEASE ATTACH A VOIDED CHECK ON THE TRANSFER ACCOUNT OR COMPLETE BELOW.

  ------------------------------------------------------------------------------
  Name of Bank                   City                   State

  ------------------------------------------------------------------------------
  Account Number   [ ] Checking   [ ] Savings  Bank Routing Number (nine digits)

7. SIGNATURE AND CERTIFICATION, and Back-up withholding certification
  Under the penalties of perjury, I (we) certify the following:
      1. I (We) certify that the number shown on this form is my (our) correct tax identification number.
      2. I (We) am not (are not) subject to backup withholding as a result of failure to report all interest and dividends, or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer subject to backup withholding.

         Citizen of:  [ ] United States   [ ] Other (Please Indicate) _________

        "The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding".

    ---------------------------------------------------           -------------
      Signature  [ ] Owner  [ ] Custodian  [ ] Trustee                Date


    ---------------------------------------------------           -------------
       Signature of Joint Owner (if applicable)                        Date

[ ] Check box if you have been notified by the IRS that you are subject to backup withholding.

8. INVESTMENT DEALER INFORMATION


  ------------------------------------------------------------------------------
  Firm Name           Rep. Name & Number          Authorized Signature


  ------------------------------------------------------------------------------
  Street Address                City               State              Zip

                     AUTOMATIC INVESTMENT PLAN APPLICATION

1. PLEASE TELL US ABOUT YOURSELF

   --------------------------------------------------------------------------------
   First Name          Middle Initial          Last Name          Social Security #

   --------------------------------------------------------------------------------
   Jt. Owner First Name       Middle Initial       Last Name      Social Security #

   --------------------------------------------------------------------------------
   Street Address & Apt. #                       City           State           Zip

   (      )                                   (      )
   ---------------------------------------    --------------------------------------
   Residence Number                           Business Number

2. PLEASE TELL US HOW TO SET UP YOUR AUTOMATIC INVESTMENT PLAN

   To: FPS Services, Inc.

   Please start an Automatic Investment Plan for me and invest $ __________ ($100 or more) on the

   [ ] 10th    [ ] 15th    [ ] 20th  of each month in shares of the:  [ ] IAA Trust Growth Fund
                                                                      [ ] IAA Trust Asset Allocation Fund
                                                                      [ ] IAA Trust Tax Exempt Bond Fund

                                                                      IAA Trust Taxable Fixed Income Series Fund, Inc.:

                                                                      [ ] IAA Trust Money Market Series
                                                                      [ ] IAA Trust Short-Term Government Bond Series
                                                                      [ ] IAA Trust Long-Term Bond Series

Check One:  [ ] I am in the process of establishing an account.
            [ ] My account number is ________________________________

I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services, Inc. shall be authorized to liquidate other share or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services,
Inc. upon 30 days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.

---------------------------------------------------        ---------------------
Signature of Owner                                                 Date

---------------------------------------------------        ---------------------
Signature of Joint Owner (if applicable)                           Date


3. PLEASE AUTHORIZE THE AUTOMATIC INVESTMENT PLAN (A VOIDED CHECK SHOULD BE ATTACHED)

----------------------------------------------------------------------------------------------------------------------------------
Account Number

----------------------------------------------------------------------------------------------------------------------------------
Address or Branch where account is maintained

----------------------------------------------------------------------------------------------------------------------------------
City                                                         State                                                             Zip

----------------------------------------------------------------------------------------------------------------------------------
As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc. National Westminster Bank NJ and payable to the Fund designated below:

                                           IAA TRUST ____________ FUND/SERIES

I agree that your rights with respect to each debit shall be the same as if it were a check drawn upon you and signed personally by
me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring any such debit.

I further agree that if any debit be dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

Depositor's Signature                                       NOTE: Your bank must be able to accept ACH transactions and/or be a
To: The Bank named above:                                   member of an ACH association in order for you to use this service.


So that you may comply with your Depositor's request and authorization TRUST  ________ FUND/SERIES agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising or in connection with a payment by you, of a debit drawn by FPS Services, Inc. to the order of such Fund or Series designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in connection with such loss. Such Fund or Series will not however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to FPS Services, Inc. on any such debit if claim for the amount of such erroneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.


IAA TRUST MUTUAL FUNDS:
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
  IAA Trust Money Market Series
  IAA Trust Short-Term Government Bond Series
  IAA Trust Long-Term Bond Series

BOARD OF DIRECTORS:
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore

OFFICERS:
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Gary E. Mede, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer                         [NEW ART WORK TO COME]
Richard F. Day, Controller

INVESTMENT ADVISER:
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR:
FPS Broker Services, Inc.
King of Prussia, Pennsylvania

TRANSFER AGENT:
FPS Services, Inc.
King of Prussia, Pennsylvania

CUSTODIAN:
IAA Trust Company
Bloomington, Illinois

INDEPENDENT ACCOUNTANTS:
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

F30-117-05

                                  PROSPECTUS

                              IAA Trust Company
                                 Mutual Funds

                               October 28, 1997



                                 [PHOTOGRAPH]



A PLACE TO GROW

IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
  Money Market Series
  Short-Term Government Bond Series
  Long-Term Bond Series

                       STATEMENT OF ADDITIONAL INFORMATION



                                OCTOBER 28, 1997


                           IAA TRUST GROWTH FUND, INC.
                      IAA TRUST ASSET ALLOCATION FUND, INC.
                      IAA TRUST TAX EXEMPT BOND FUND, INC.
                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

        808 IAA DRIVE, BLOOMINGTON, ILLINOIS 61702, PHONE (309) 557-3222


The IAA Trust Mutual Funds consist of four separate funds (collectively, the "Funds"): IAA Trust Growth Fund, Inc. ("GROWTH FUND"); IAA Trust Asset Allocation Fund, Inc. ("ASSET ALLOCATION FUND"); IAA Trust Tax Exempt Bond Fund, Inc. ("TAX EXEMPT BOND FUND"); and IAA Trust Taxable Fixed Income Series Fund, Inc.* ("TAXABLE FIXED INCOME SERIES FUND") which currently consists of three
Series: IAA Trust Money Market Series ("MONEY MARKET SERIES"); IAA Trust Short-Term Government Bond Series ("SHORT-TERM GOVERNMENT BOND SERIES"); and IAA Trust Long-Term Bond Series ("LONG-TERM BOND SERIES"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' Prospectus dated October 28, 1997.

A copy of the Funds' Prospectus may be obtained from a local Country Capital Management Company salesperson who is also a Country Companies agent, a licensed salesperson at IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702, or by writing the Funds' principal Underwriter, FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.


                                TABLE OF CONTENTS
                                =================

     SUBJECT                                                               PAGE
     -------                                                               ----

  INVESTMENT OBJECTIVES AND POLICIES......................................
  POLICIES AND INVESTMENT RESTRICTIONS AIMED AT PROTECTING INVESTORS......
       Fundamental Investment Restrictions................................
       Non-Fundamental Investment Restrictions............................
       Investment Company Act Restrictions................................
  DIRECTORS AND OFFICERS OF THE FUNDS.....................................
  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................
       Country Life Insurance Company.....................................
       IAA Trust Company..................................................
       Officers and Directors.............................................
  INVESTMENT ADVISORY AND OTHER SERVICES..................................
       The Investment Adviser.............................................
       The Distributor....................................................
       12b-1 Plans........................................................
       The Transfer Agent.................................................
       Accounting Services................................................
       Administrative Services............................................
       The Custodian......................................................
       Independent Accountants............................................
  BROKERAGE...............................................................
  PURCHASES, REDEMPTIONS, AND PRICING OF FUND SECURITIES..................
       Exchange Privileges................................................
       Retirement Plans...................................................
       Automatic Investing................................................
       Systematic Withdrawal Plan.........................................
       Integrated Voice Response (IVR) System.............................
  UNDERWRITER COMPENSATION................................................
  INVESTMENT PERFORMANCE INFORMATION......................................
  REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS........................

                APPENDIX "A": Descriptions of Securities Ratings
                              ----------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
                       ==================================

For information with respect to each Fund's and Series' individual investment objectives and policies, see "INVESTMENT OBJECTIVES AND POLICIES" in the Funds' Prospectus, and "POLICIES AND INVESTMENT RESTRICTIONS AIMED AT PROTECTING INVESTORS" in this Statement of Additional Information.



For the fiscal years ended June 30, 1996 and 1997, GROWTH FUND'S portfolio turnover rate was 32.95% and 30.74%, respectively. This Fund does not expect that its turnover rate as of June 30, 1998 will vary significantly from that at June 30, 1997.

For the fiscal years ended June 30, 1996 and 1997, ASSET ALLOCATION FUND'S portfolio turnover rate was 33.77% and 19.25%, respectively. This Fund does not expect that its turnover rate as of June 30, 1998 will vary significantly from that at June 30, 1997.

For the fiscal years ended June 30, 1996 and 1997, TAX EXEMPT BOND FUND'S portfolio turnover rate was 14.75% and 11.35%, respectively. This Fund does not expect that its turnover rate as of June 30, 1998 will vary significantly from that at June 30, 1997.

For the period beginning January 2, 1997 (commencement of operations) through June 30, 1997, the portfolio turnover rates for the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES were 0.00% and 41.77%, respectively.



       POLICIES AND INVESTMENT RESTRICTIONS AIMED AT PROTECTING INVESTORS
       ==================================================================

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------

The following investment restrictions are considered fundamental policies and may be changed only by the vote of a majority of a Fund's or Series' outstanding shares, which as used herein and in the Prospectus means the lesser of (1) 67% of such Fund's or Series' outstanding shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(2) more than 50% of such Fund's or Series outstanding shares.

RESTRICTIONS APPLICABLE TO ALL FUNDS AND SERIES:

- No Fund will authorize or issue any class of senior securities.

- The GROWTH FUND, the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES each will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the Fund's or Series' total assets, nor 5% of the value of such Fund's or Series' total assets if such debt matures more than sixty days after issuance.

    The MONEY MARKET SERIES will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the Series' total assets and will not purchase securities at any time a loan to such Series is outstanding (investments in repurchase agreements are not subject to these restrictions).

- No Fund or Series will underwrite or participate in the underwriting of securities of other issuers.

- No Fund or Series will purchase or sell real estate, commodities, or commodity contracts.

- No Fund or Series will make loans, except through the purchase of publicly distributed debt securities in accordance with each Fund's or Series' investment policies. Investments in repurchase agreements shall not be considered a loan for purposes of this restriction. (See the Appendix for risk disclosure statement on repurchase agreements).

RESTRICTIONS APPLICABLE TO CERTAIN FUNDS AND SERIES:

The GROWTH FUND will not:

-  Invest more than 5% of its assets in the securities of any one issuer.

- Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The ASSET ALLOCATION FUND, the SHORT-TERM GOVERNMENT BOND SERIES and the LONG-TERM BOND SERIES each will not:

- With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer.

- Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The TAX EXEMPT BOND FUND will not:

- With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer. The term "issuer" as used by this Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

- With respect to non-municipal bond investments, will not concentrate investments of more than 25% of the total value of its assets in any single industry, except that there is no limitation with regard to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The MONEY MARKET SERIES will not:

- Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in non-negotiable certificates of deposit (See the Appendix for risk disclosure statement on repurchase agreements).

-  Invest more than 5% of its total assets in the securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry, other than banks.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Directors of the Funds without shareholder approval.

EACH FUND AND SERIES WILL NOT:

-  Invest in companies for purposes of exercising control or management.

- Buy from or sell portfolio securities to any of its Officers, Directors, employees, Investment Adviser or Underwriter as principals except as otherwise approved by the Board of Directors and in accordance with Section 17 of the Investment Company Act of 1940.

- Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

- Purchase or retain securities of any company if persons affiliated with such Fund or Series or its Investment Adviser, as a group, beneficially own more than 1% of the securities of such a company.

- In any case, borrow money in an amount which exceeds 5% of the value of its total assets and will not purchase securities at any time a loan to such Fund or Series is outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

INVESTMENT COMPANY ACT RESTRICTIONS
-----------------------------------

The following restrictions are imposed by the Investment Company Act of 1940.

EACH FUND AND SERIES WILL NOT:

- Purchase or acquire securities of another investment company except by purchase on the open market at regular brokerage rates (other than when such purchase or acquisition is part of a plan of merger or consolidation) if immediately after such purchase or acquisition, such Fund or Series would own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of such Fund's or Series' total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of such Fund's or Series' total assets.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.


                       DIRECTORS AND OFFICERS OF THE FUNDS
-------------------------------------------------------------------------------------------------------------
NAME AND       POSITION(S)   AGGREGATE         TOTAL                  PRINCIPAL OCCUPATION(S)
AGE            HELD WITH     COMPENSATION      COMPENSATION           DURING PAST FIVE YEARS
               FUND(S)       FROM FUNDS FOR    FROM FUNDS &
                             FISCAL YEAR       FUND COMPLEX
                             ENDED 6/30/97     PAID TO
                                               DIRECTORS
-------------------------------------------------------------------------------------------------------------
Ronald R.      Director              0                0        Director and President: Illinois
Warfield(2)    since 1994,                                     Agricultural Association,
(53)                                                           Agricultural Holding Co., CC
                                                               Services, Inc.(4), Country Capital
               President                                       Management Company, Country
               since 1994                                      Casualty Insurance Company, Country
                                                               Investors Life Assurance Company,
                                                               Country Life Insurance Company,
                                                               Country Mutual Member of GROWMARK,
                                                               Inc. Insurance Company, and Country
                                                               Preferred Insurance Company, 1993
                                                               to date; Director: and Chairman,
                                                               AgriVisor Services, Inc., and IAA
                                                               Trust Company, 1993 to date;
                                                               Coordinating Committee Board of
                                                               Trustees, IAA Foundation(2), 1993
                                                               to date; Director and President:
                                                               IAA Trust Growth Fund, Inc., IAA
                                                               Trust Asset Allocation Fund, Inc.,
                                                               IAA Trust Tax Exempt Bond Fund,
                                                               Inc., IAA Trust Taxable Fixed
                                                               Income Series Fund, Inc.(1),
                                                               Illinois Agricultural Service
                                                               Company, 1994 to date; Country
                                                               Medical Plans, Inc., 1996 to date;
                                                               President: AgriVisor Services,
                                                               Inc., and IAA Trust Company, 1994
                                                               to date; Chairman of the Board:
                                                               Country Capital Management Company,
                                                               1994 to date; Director: American
                                                               Farm Bureau Federation and certain
                                                               of its affiliated companies, 1995
                                                               to date. Farmer.
-------------------------------------------------------------------------------------------------------
Herbert G.     Director           $1,699           $1,699      Director: IAA Trust Growth Fund, Inc.,
Allen          since 1987                                      IAA Trust Asset Allocation Fund, Inc.,
(67)                                                           IAA Trust Tax Exempt Bond Fund, Inc.,
                                                               and IAA Trust Taxable Fixed Income Series
                                                               Fund, Inc.(1 ), 1987 to date.  Farmer.
--------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Charlot R.     Director           $1,238           $1,238      Property Developer, 1979 to date;
Cole           since 1996                                      Member Macoupin-Greene County
(56)                                                           Cooperation Extension Council
                                                               (formerly Macoupin County
                                                               Cooperative Extension Council),
                                                               1992 to date and President 1995 to
                                                               date; Secretary/Treasurer; Cole
                                                               Farms, Inc., 1993 to date;
                                                               Director: IAA Growth Fund, Inc.,
                                                               IAA Trust Asset Allocation Fund,
                                                               Inc., IAA Trust Taxable Fixed
                                                               Income Series Fund, Inc.(1), and
                                                               IAA Trust Tax Exempt Bond Fund,
                                                               Inc., 1996 to date. Farmer.

---------------------------------------------------------------------------------------------------

Nancy J.       Director           $1,650           $1,650      President of McHatton Farm
Erickson       since 1995                                      Management, Inc., 1981 to date;
(40)                                                           Director: IAA Growth Fund, Inc.,
                                                               IAA Trust Asset Allocation Fund,
                                                               Inc., IAA Trust Taxable Fixed
                                                               Income Series Fund, Inc.(1), and
                                                               IAA Trust Tax Exempt Bond Fund,
                                                               Inc., 1995 to date. Farmer.
-------------------------------------------------------------------------------------------------

William E.     Director           $1,841           $1,841      Director: Illinois Agricultural
Klein, Sr. (2) since 1993                                      Association, Illinois Agricultural
(69)                                                           Holding Co., CC Services, Inc.(4),
                                                               Country Casualty Insurance Company,
                                                               Country Investors Life Assurance
                                                               Company, Country Life Insurance
                                                               Company, Country Mutual Insurance
                                                               Company, and Country Preferred
                                                               Insurance Company, 1988 to date;
                                                               Director: Country Capital
                                                               Management Company, 1992 to date;
                                                               Director: IAA Trust Growth Fund,
                                                               Inc., IAA Trust Asset Allocation
                                                               Fund, Inc., IAA Trust Tax Exempt
                                                               Bond Fund Inc., and IAA Trust
                                                               Taxable Fixed Income Series Fund,
                                                               Inc. (1), 1993 to date. Farmer.
---------------------------------------------------------------------------------------------------
Ailene         Director           $1,539           $1,539      McLean County (Illinois) Board
Miller         since 1991                                      Member: 1986 to date; Member: IAA
(71)                                                           Foundation(2), Trustee- Emeritus,
                                                               1988 to date; Director: IAA Trust
                                                               Growth Fund, Inc., IAA Trust Asset
                                                               Allocation Fund, Inc., IAA Trust
                                                               Tax Exempt Bond Fund, Inc., and IAA
                                                               Trust Taxable Fixed Income Series
                                                               Fund, Inc.(1), 1991 to date.
-----------------------------------------------------------------------------------------------------
Rollie D.      Director             0                 0        Director and Vice President:
Moore (2)      since 1996,                                     Illinois Agricultural Association,
(48)                                                           Illinois Agricultural Holding Co.,
                                                               CC Services, Inc.(4), Country
                                                               Capital Management Company, Country
               Vice                                            Casualty Insurance Company, Country
               President                                       Investors Life Assurance Company,
               since 1994                                      Country Life Insurance Company,
                                                               Country Mutual Insurance Company,
                                                               and Country Preferred Insurance
                                                               Company, 1993 to date; Director:
                                                               IAA Trust Company, 1993 to date;
                                                               Vice Chairman, Board of Trustees,
                                                               IAA Foundation(2), 1993 to date;
                                                               Vice President: IAA Trust Growth
                                                               Fund, Inc., IAA Trust Asset
                                                               Allocation Fund, Inc., IAA Trust
                                                               Tax Exempt Bond Fund, Inc., and IAA
                                                               Trust Taxable Fixed Income Series
                                                               Fund, Inc.(1), 1994 to date; Vice
                                                               President and Director: IAA Trust
                                                               Company, 1994 to date and Country
                                                               Medical Plans, Inc., 1996 to date;
                                                               Director: AgriVisor Services, Inc.
                                                               and Illinois Agricultural Service
                                                               Company, 1994 to date; Coordinating
                                                               Committee Member of GROWMARK, Inc.,
                                                               1994 to date. Previously served as
                                                               Director: Illinois Agricultural
                                                               Association, Illinois Agricultural
                                                               Holding Co., CC Services, Inc.(4),
                                                               Country Casualty Insurance Company,
                                                               Country Investors Life Assurance
                                                               Company, Country Life Insurance
                                                               Company, Country Mutual Insurance
                                                               Company, and Country Preferred
                                                               Insurance Company, 1984 to 1992;
                                                               Country Capital Management Company,
                                                               1989 to 1992; IAA Trust Growth
                                                               Fund, Inc., IAA Trust Asset
                                                               Allocation Fund, Inc., IAA Trust
                                                               Taxable Fixed Income Series Fund,
                                                               Inc.(1), and IAA Trust Tax Exempt
                                                               Bond Fund, Inc., 1989 to 1993;
                                                               AgriVisor Services, Inc., 1991 to
                                                               1992. Farmer.
--------------------------------------------------------------------------------------------------
Bruce D.       Vice                 0                 0         Vice President -- Investments: IAA
Finks          President                                        Trust Company, 1996 to date; Vice
(44)           since 1996                                       President: IAA Trust Growth Fund,
                                                                Inc., IAA Trust Asset Allocation
                                                                Fund, Inc. IAA Trust Tax Exempt
                                                                Bond Fund, Inc., and IAA Trust
                                                                Taxable Fixed Income Series Fund,
                                                                Inc.(1), 1996 to date.
---------------------------------------------------------------------------------------------------

Gary E.        Vice                 0                 0        Executive Vice President: IAA Trust
Mede           President                                       Company, 1977 to date; Vice
(60)           since 1978                                      President--Investments: Country
                                                               Capital Management Company, 1977 to
                                                               date; Vice President: IAA Trust
                                                               Growth Fund, Inc., IAA Trust Asset
                                                               Allocation Fund, Inc., and IAA
                                                               Trust Tax Exempt Bond Fund, Inc.,
                                                               1978 to date; IAA Trust Taxable
                                                               Fixed Income Series Fund, Inc.(1),
                                                               1981 to date.
----------------------------------------------------------------------------------------------------

Richard M.     Vice                 0                 0         Senior Vice President and Senior
Miller         President                                        Trust Officer: IAA Trust Company,
 (59)          since 1992                                       1991 to date (prior thereto Senior
                                                                Vice President and Trust Officer);
                                                                Vice President: IAA Trust Growth
                                                                Fund, Inc., IAA Trust Asset
                                                                Allocation Fund, Inc., IAA Trust
                                                                Tax Exempt Bond Fund, Inc., and IAA
                                                                Trust Taxable Fixed Income Series
                                                                Fund, Inc.(1), 1992 to date.
----------------------------------------------------------------------------------------------------
Paul M.        Secretary            0                 0        General Counsel: Illinois
Harmon         since 1995,                                     Agricultural Association and
  (55)         General                                         Affiliated Companies, 1996 to date.
               Counsel                                         Deputy General Counsel: Illinois
               since 1996                                      Agricultural Association and
                                                               Affiliated Companies, 1991 to date.
                                                               Secretary: Country Capital
                                                               Management Company, IAA Trust
                                                               Growth Fund, Inc., IAA Trust Asset
                                                               Allocation Fund, Inc., IAA Trust
                                                               Taxable Fixed Income Series Fund,
                                                               Inc.(1), IAA General Counsel: each
                                                               of the Companies and IAA Trust
                                                               Company, 1996 to date; prior
                                                               thereto Trust Tax Exempt Bond Fund,
                                                               Inc., 1995 to date; and IAA Trust
                                                               Company, 1995 to date. Deputy
                                                               General Counsel.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

Robert W.      Treasurer            0                 0         Vice President--Finance and
Weldon         since 1975                                       Treasurer: IAA Trust Company,
(63)                                                            Illinois Agricultural Association,
                                                                Country Life Insurance Company,
                                                                Country Mutual Insurance Company,
                                                                Country Casualty Insurance Company,
                                                                Country Preferred Insurance
                                                                Company, and Country Capital
                                                                Management Company, 1974 to date;
                                                                Director and Treasurer: Illinois
                                                                Agricultural Service Company, 1974
                                                                to date; Vice President--Finance
                                                                and Treasurer: CC Services,
                                                                Inc.(4), 1975 to date; Country
                                                                Investors Life Assurance Company,
                                                                1981 to date; Treasurer: Illinois
                                                                Agricultural Holding Co., 1974 to
                                                                date; Illinois Agricultural
                                                                Auditing Association, 1975 to date;
                                                                IAA Trust Growth Fund, Inc., 1975
                                                                to date; IAA Trust Asset Allocation
                                                                Fund, Inc. and IAA Trust Tax Exempt
                                                                Bond Fund, Inc., 1978 to date; IAA
                                                                Trust Taxable Fixed Income Series
                                                                Fund, Inc.(1), 1981 to date;
                                                                AgriVisor Services, Inc., 1984 to
                                                                date.
-------------------------------------------------------------------------------------------------------
Richard F.     Controller           0                 0        Controller: IAA Trust Company, 1974
Day            since 1992                                      to date; IAA Trust Growth Fund,
(57)                                                           Inc., IAA Trust Asset Allocation
                                                               Fund, Inc., IAA Trust Tax Exempt
                                                               Bond Fund, Inc., and IAA Trust
                                                               Taxable Fixed Income Series Fund,
                                                               Inc.(1), 1992 to date.
-------------------------------------------------------------------------------------------------------



(1) IAA Trust Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Money Market Fund, Inc.

(2) Interested Directors: all Directors classified by the Funds as Interested Directors also serve as Directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), Country Life Insurance Company ("CLIC"), and Country Mutual Insurance Company ("CMIC"). IAHC owns 99.9% of the outstanding stock of CLIC and 100% of the outstanding stock of IAA Trust Company ("IAATC"). Ronald R. Warfield and Rollie D. Moore also serve as Directors of IAATC and as President and Vice President, respectively, of CLIC, IAATC, IAHC and IAA.

(3) The mailing address for all the Funds' officers and directors is in care of the IAA Trust Funds, 808 IAA Drive, Bloomington, Illinois 61702.

(4) CC Services, Inc. was organized to provide insurance brokerage, administrative, marketing and other services to the insurance companies affiliated with the Illinois Agricultural Association.


     Directors of the Funds are entitled to payment ($200 for GROWTH FUND, $50 for each of ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND and TAXABLE FIXED INCOME SERIES FUND) for each day or a portion thereof spent in a meeting or meetings of the Board of Directors or while engaged in special work authorized by the President or the Board of Directors and to reimbursement of expenses for each directors' meeting attended while engaged in special work authorized by the President or by the Board of Directors, but no fees are paid to any Director if such Director is also a director, officer or employee of the Investment Adviser of the Funds. Directors and Officers receive no other compensation from the Funds for their services. During the fiscal year ended June 30, 1997, the aggregate amount of fees and expenses paid to directors and officers was $10,656.




               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ===================================================

   COUNTRY LIFE INSURANCE COMPANY
   ------------------------------



   As of October 1, 1997, Country Life Insurance Company ("Country Life") owned 442,950 shares or 6.59% of the outstanding shares of GROWTH FUND, and 96,228 shares or 9.48 of the outstanding shares of ASSET ALLOCATION FUND.



   Substantially all of the issued and outstanding voting securities of Country Life are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. Country Life's home office is at 1711 G.E. Road, Bloomington, Illinois. The home office address for both Illinois Agricultural Holding Company and Illinois Agricultural Association is 1701 Towanda Avenue, Bloomington, Illinois. For the effect of Country Life's stock ownership in the Funds on other Fund shareholders, see the section titled "CAPITAL STOCK" in the Funds' Prospectus.

   IAA TRUST COMPANY
   -----------------


   As of October 1, 1997, IAA Trust Company owned of record 3,733,239 shares or 55.56% of the issued and outstanding capital stock of GROWTH FUND, 772,982 shares or 76.14% of the issued and outstanding capital stock of ASSET ALLOCATION FUND, 232,558 shares or 11.42% of the issued and outstanding capital stock of TAX EXEMPT BOND FUND, 1,149,870 shares or 87.71% of the issued and outstanding capital stock of MONEY MARKET SERIES, 2,480,894 shares or 94.95% of the issued and outstanding capital stock of SHORT-TERM GOVERNMENT BOND SERIES, and 3,481,184 shares or 96.45% of the issued and outstanding capital stock of LONG-TERM BOND SERIES.



   IAA Trust Company's address is 808 IAA Drive, Bloomington, Illinois. Illinois Agricultural Holding Co. owns 100% of the outstanding voting securities of the Trust Company.

   OFFICERS AND DIRECTORS
   ----------------------


   As of October 1, 1997, the Officers and Directors of the Funds as a group beneficially owned, directly or indirectly, less than 1% of the issued and outstanding capital stock of any Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES
                     ======================================

   CONTROLLING SHAREHOLDERS
   ------------------------

   For the names of all controlling persons of IAA Trust Company, see section titled "MANAGEMENT OF THE FUNDS" in the Funds' Prospectus.

   FUND OFFICERS AFFILIATED WITH ADVISER
   -------------------------------------

   Fund Officers and Directors who are also officers or directors of IAA Trust Company are set forth in the section titled "MANAGEMENT OF THE FUNDS" in the Funds' Prospectus.

   THE INVESTMENT ADVISER
   ----------------------

   IAA Trust Company, as Investment Adviser to the Funds, advises each Fund as to: investing its capital; continually reviews its investment portfolio and recommends changes that appear desirable; furnishes statistical and research information, office space, facilities, and equipment required for each Fund; and pays the compensation of Directors, Officers, and employees of the Funds who are also directors, officers, and employees of IAA Trust Company. For these services performed and expenses assumed, each Fund or Series pays IAA Trust Company the annual fees as shown below. Such fees are computed on a daily basis and are paid monthly.



   GROWTH FUND pays approximately .75% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1995, 1996 and 1997, IAA Trust Company received $476,164, $580,601 and $709,406, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

   ASSET ALLOCATION FUND pays approximately .75% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1995, 1996 and 1997, IAA Trust Company received $67,275, $78,490, and $85,470, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

   TAX EXEMPT BOND FUND pays approximately .50% in any fiscal year of its average net assets. For the fiscal years ended June 30, 1995, 1996 and 1997, IAA Trust Company received $93,589, $93,863, and $89,246, respectively, for its services as Investment Adviser to the Fund. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

   MONEY MARKET SERIES pays approximately .50% in any fiscal year of its average net assets. For the fiscal year ended June 30, 1995, IAA Trust Company earned $178,518 for investment advisory services and voluntarily agreed to waive fees totaling $86,900. For the fiscal years ended June 30, 1996 and 1997, IAA Trust Company received $201,429 and $193,648, respectively, for investment advisory services. The Adviser is currently not waiving any of its investment advisory fees. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers.

   SHORT-TERM GOVERNMENT BOND SERIES pays approximately .50% in any fiscal year of its average net assets. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, IAA Trust Company earned $6,982 for investment advisory services and voluntarily agreed to waive such fees and reimburse expenses totaling $32,422.

   LONG-TERM BOND SERIES pays approximately .75% in any fiscal year of its average net assets. Neither IAA Trust Company nor any Company affiliated with it receives any brokerage commissions from the Fund, as such business is transacted with non-affiliated broker-dealers. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, IAA Trust Company earned $11,550 for investment advisory services and voluntarily agreed to waive such fees and reimburse expenses totaling $35,805.



   THE DISTRIBUTOR
   ---------------

   FPS Broker Services, Inc. ("FPSB") is the primary and exclusive Distributor of the Funds' shares, pursuant to Underwriting Agreements with each Fund. As Distributor, FPSB will use its best efforts to effect such distributions, but it is required to take and pay for only such securities as it sells to the public. Commissions for the sale of shares received by FPSB do not represent compensation paid by the Funds to FPSB and are not expenses of the Funds.

   12B-1 PLANS
   -----------

   The shareholders of GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES, and LONG-TERM BOND SERIES have adopted respective Plans of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940.



   FPSB was reimbursed $30,086 by the GROWTH FUND during the fiscal year ended June 30, 1997, pursuant to its Plan. The following costs are associated with this reimbursement: compensation to dealers $20,304, compensation to Underwriter $4,795, printing costs $4,446 and advertising $541.

   FPSB was reimbursed $7,376 by the ASSET ALLOCATION FUND during the fiscal year ended June 30, 1997, pursuant to its Plan. The following costs are associated with this reimbursement: compensation to dealers $1,550, compensation to Underwriter $2,334, printing costs $2,951 and advertising $541.

   FPSB was reimbursed $14,891 by the TAX EXEMPT BOND FUND during the fiscal year ended June 30, 1997, pursuant to its Plan. The following costs are associated with this reimbursement: compensation to dealers $8,591, compensation to Underwriter $2,662, printing costs $3,097 and advertising $542. See "DISTRIBUTION PLANS" in the Funds' Prospectus.

   THE TRANSFER AGENT
   ------------------


   FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 is the Funds' Transfer and Dividend Disbursing Agent and as such performs all shareholder services for the Funds. As part of these services, FPS will maintain records pertaining to the sale, redemption, and transfer of Fund shares and will distribute each Fund's cash dividends to shareholders. For such services, each Fund and Series will pay FPS fees which management believes are comparable to fees charged by others who perform such transfer agency services.

   GROWTH FUND paid FPS, for the fiscal years ended June 30, 1995, 1996, and 1997, $68,022, $67,980, and $74,484, respectively. These fees were for transfer and dividend disbursing agent services.

   ASSET ALLOCATION FUND paid FPS, for the fiscal years ended June 30, 1995, 1996, and 1997, $11,101, $7,695, and $9,043, respectively. These fees were for transfer and dividend disbursing agent services.

   TAX EXEMPT BOND FUND paid FPS for the fiscal years ended June 30, 1995, 1996, and 1997, $21,475, $14,263, and $13,220, respectively. These fees were for transfer and dividend disbursing agent services.

   MONEY MARKET SERIES paid FPS for the fiscal years ended June 30, 1995, 1996 and 1997, $41,216, $39,872, and $42,866, respectively. These fees were for transfer and dividend disbursing agent services.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $12,056 for transfer and dividend disbursing agent services for SHORT-TERM GOVERNMENT BOND SERIES and voluntarily agreed to waive fees totaling $4,500.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $12,058 for transfer and dividend disbursing agent services for LONG-TERM BOND SERIES and voluntarily agreed to waive fees totaling $4,500.



   ACCOUNTING SERVICES
   -------------------

   The Funds have entered into Accounting Services Agreements with FPS. These Agreements require FPS to calculate each Fund's and Series' net asset value in accordance with the provisions of the Funds' current Prospectus and to prepare for Fund approval and use various government reports, tax returns, and proxy materials. Each Fund will pay a minimum fee of $25,000 for these services and additional fees based on declining percentages of their respective average net assets in excess of $10,000,000. Management believes the fees for these services are comparable to those charged by others who perform such accounting services.



   GROWTH FUND paid FPS for the fiscal years ended June 30, 1995, 1996, and 1997, $44,673, $48,794, and $53,396, respectively.

   ASSET ALLOCATION FUND paid FPS for the fiscal years ended June 30, 1995, 1996, and 1997, $25,883, $28,996, and $29,320, respectively.

   TAX EXEMPT BOND FUND paid FPS for the fiscal years ended June 30, 1995, 1996, and 1997, $30,271, $35,352, and $33,041, respectively.

   MONEY MARKET SERIES paid FPS for the fiscal years ended June 30, 1995, 1996, and 1997, $35,458, $37,196, and $35,760, respectively.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $12,500 for accounting services for SHORT-TERM GOVERNMENT BOND SERIES and voluntarily agreed to waive fees totaling $4,688.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $12,500 for accounting services for LONG-TERM BOND SERIES and voluntarily agreed to waive fees totaling $4,688.



   ADMINISTRATIVE SERVICES
   -----------------------

   The Funds have entered into Administration Agreements with FPS. These Agreements provide that the Administrator shall provide all administrative services to each Fund other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of each Fund's financial records. The fees for these services are based on declining percentages of each Fund's average net assets beginning at .0015% of the first $50,000,000 of average net assets, .0010% on the next $50,000,000 of average net assets, and .0005% over $100,000,000 of average net assets. The Funds are, however, required to pay minimum annual administrative fees. The minimum annual fee for GROWTH FUND is $50,000. The minimum annual administrative fee for each of ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET SERIES, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES is $10,000.



   For the fiscal year ended June 30, 1997, GROWTH FUND paid $96,959 to FPS for administrative services.

   For the fiscal year ended June 30,1997, ASSET ALLOCATION FUND paid $11,307 to FPS for administrative services.

   For the fiscal year ended June 30,1997, TAX EXEMPT BOND FUND paid $18,383 to FPS for administrative services.

   For the fiscal year ended June 30,1997, MONEY MARKET SERIES paid $39,154 to FPS for administrative services.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $10,951 for administrative services for SHORT-TERM GOVERNMENT BOND SERIES and voluntarily agreed to waive fees totaling $1,875.

   For the period of January 2, 1997 (commencement of operations) to June 30, 1997, FPS earned $10,951 for administrative services for LONG-TERM BOND SERIES and voluntarily agreed to waive fees totaling $1,875.



   THE CUSTODIAN
   -------------

   IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702, serves as Custodian for the Funds and all securities and cash of each Fund will be held by it. None of the Directors, Officers or other employees of the Funds ever have personal possession of any Fund's investments. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. These services do not include any managerial or policy making functions of the Funds. The Funds have agreed to pay the Custodian such compensation as may be agreed upon from time to time, but currently the Custodian is voluntarily waiving the receipt of any fees for custodial services.

   INDEPENDENT ACCOUNTANTS
   -----------------------

   The accounting firm of Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania, has been designated as Auditors for each Fund. Coopers & Lybrand L.L.P. performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.

                                    BROKERAGE
                                    =========

   GROWTH FUND and ASSET ALLOCATION FUND:

   These Funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each Fund, through IAA Trust Company, the Investment Adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each Fund through its Investment Adviser, maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.



   A Fund may, subject to the primary brokerage allocation criterion that a Fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Fund or its Investment Adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

   The primary brokerage allocation criterion of the Funds is that each Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its Investment Adviser. Research information obtained from brokers and dealers while servicing the Fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the Fund. Further, not all research information obtained from brokers and dealers while serving the Fund may be used by the Fund.



   Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.



   During the fiscal years ended June 30, 1995, 1996 and 1997, brokerage commissions paid by GROWTH FUND totaled $64,267, $58,079, and $80,557, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the Fund's shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.

   During the fiscal years ended June 30, 1995, 1996 and 1997, brokerage commissions paid by ASSET ALLOCATION FUND totaled $6,980, $5,540, and $6,667, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the Fund's shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.



   There may be occasions when portfolio transactions for these Funds are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

   TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES, and LONG-TERM BOND SERIES:

   TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a Fund or Series, through IAA Trust Company, its Investment Adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund or Series on a continuing basis. Thus, what a Fund or Series determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a Fund or Series maintains through its Investment Adviser an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.



   The primary brokerage allocation criterion of TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES is that the Fund or Series obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund or Series may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Investment Adviser of the Fund or Series. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

   It is the opinion of the Investment Adviser that the furnishing of research, statistical, and other financial information to a Fund or Series, or the Fund's or Series' Investment Adviser, by brokers and dealers will not materially reduce the cost to the Investment Adviser of fulfilling the terms of its advisory contract with the Fund or Series because the Investment Adviser must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a Fund or Series may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing each Fund and Series. Further, not all research information obtained from brokers and dealers while serving the Funds and Series may be used by a Fund or Series.

   During the fiscal years ended 1995, 1996 and 1997, all transactions for TAX EXEMPT BOND FUND were placed with a principal market dealer. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, all transactions for both the SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.



   No brokerage transactions are allocated to brokers or dealers for the sale of a Fund's or Series' shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.

   There may be occasions when portfolio transactions for the Funds and Series are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund or Series, they are effected only when a Fund or Series, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Fund or Series. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

   MONEY MARKET SERIES:

   MONEY MARKET SERIES, acting on recommendations received from its Investment Adviser, IAA Trust Company, expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually, no brokerage commissions will be paid on such purchases. Purchases from underwriters of portfolio securities will include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

   The primary consideration in the allocation of portfolio transactions will be prompt and effective execution of orders at the most favorable price. If two or more brokers or dealers meet this criterion, the Series may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the Series or its Investment Adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities. Such information is of the kind generally supplied by broker-dealers to their customers without obligation. This information may be used by IAA Trust Company to supplement its own research and analysis. Although it is not possible to place a dollar value on this information, it is the opinion of IAA Trust Company that the receipt and study of such information does not reduce its expenses. Research information obtained from brokers and dealers while servicing the Series may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the Series. Further, not all research information obtained from brokers and dealers while servicing the Series may be used by the Series.



   During the fiscal years ended June 30, 1995, 1996 and 1997, the MONEY MARKET SERIES incurred no brokerage commissions.



   There may be occasions when portfolio transactions for this Series are executed as part of concurrent authorizations to purchase or sell the same security for other Funds or Series served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Series, they are effected only when a Series, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such Series. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.


   ALL FUNDS:

   IAA Trust Company has an arrangement with Lipper Analytical Securities Corporation whereby IAA Trust Company receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. If IAA Trust Company does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years. During the period of July 1, 1996 through June 30, 1997, the following transactions were placed with Pershing Company, a division of Donaldson, Lufkin & Jenrette, the executing broker-dealer for Lipper Analytical Securities Corporation during that period. The IAA TRUST GROWTH FUND placed two trades for shares totaling $1,353,500.00 (43,000 shares) with a commission rate of $0.06 for a total commission of $2,580.00 with Pershing Company. The IAA TRUST ASSET ALLOCATION FUND placed one trade for shares totaling $38,400.00 (1,200 shares) with a commission rate of $0.06 for a total commission of $72.00 with Pershing Company.

             PURCHASES, REDEMPTIONS, AND PRICING OF FUND SECURITIES
             ======================================================


   For the method followed by the Funds in determining the total offering price at which each Fund's securities are offered to the public and the method used to value each Fund's assets, see sections titled "PURCHASE OF SHARES," "SPECIAL PLANS AND OTHER PURCHASE INFORMATION," "VALUATION OF SHARES," and "REDEMPTION OF SHARES" in the Funds' Prospectus. See the following sections for additional information on various special Plans the Funds offer to investors.



   EXCHANGE PRIVILEGES
   -------------------

   A shareholder may exchange his or her shares of one IAA Trust Fund or Series for shares of another IAA Trust Fund or Series on the basis of the relative net asset values per share of each Fund or Series at the time of the exchange. When shares of one Fund or Series are exchanged for shares of another Fund or Series, the minimum investment requirement of such other Fund or Series must be met. The two ways to exchange shares, by mail and by telephone, are discussed below.



    BY MAIL: The exchange can be made by forwarding a written request signed by the registered shareholder(s) and returning any outstanding certificates needed to effect the exchange to FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.


   BY TELEPHONE: You may make the exchange by telephone provided that: (1) you have elected the Telephone Exchange option on the initial application or have authorized this option after your initial purchase; (2) the registration of the accounts will be identical; and (3) the shares to be exchanged are not in certificate form. You can call toll-free 1 (800) 245-2100 on any business day. All telephone conversations with FPSB will be recorded. Neither the Funds, Country Capital Management Company, or FPSB will be responsible for the authenticity of the exchange instructions received by telephone.

   An exchange is effected by redemption of shares of one Fund or Series and the issuance of shares of the other Fund or Series selected, and only after delivery of the current Prospectus. With respect to an exchange among GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. With respect to the MONEY MARKET SERIES, assuming such Series maintains its share value at $1.00 per share, an exchange of this Series' shares for shares of another IAA Trust Fund or Series should not create a Federal income tax incident, except for the establishment of a new holding period.

   RETIREMENT PLANS
   ----------------


   IAA Trust Company sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirement of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of GROWTH FUND, ASSET ALLOCATION FUND, MONEY MARKET SERIES, SHORT-TERM GOVERNMENT BOND SERIES or LONG-TERM BOND SERIES.

   For individuals eligible to establish an Individual Retirement Account ("IRA"), IAA Trust Company sponsors a prototype "traditional" IRA which has been approved by the Internal Revenue Service. An individual may be able to deduct contributions made to such a Plan. The deductibility of contributions to an IRA by taxpayers who are participants in an employer's retirement plan is determined by the amount of taxpayer's adjusted gross income.

   "Rollover contributions" from certain other tax-qualified plans may also be made to this Plan. Possible penalties may be imposed for excess IRA contributions, premature withdrawals or insufficient distributions after age 70 1/2.





   An investor considering either the Defined Contribution Plan or the "traditional" IRA , along with the two new types of IRAs which were created by the Taxpayers Relief Act of 1997 as described in the Prospectus, should consult with his or her attorney or tax advisor with respect to Plan requirements and tax implications. Other information relating to eligibility and service fees may be obtained by reading the prototype Plans and, in the case of IRAs, by reading the disclosure statement(s) which the IRS requires to be furnished to individuals who are considering the adoption of an IRA.



   For more information, contact IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 or call toll-free 1 (800) 422-8261.

   AUTOMATIC INVESTING
   -------------------

   A shareholder may authorize Systematic Investing through automatic withdrawals from his/her bank accounts.

   SYSTEMATIC WITHDRAWAL PLAN
   --------------------------


   Shareholders who purchase or already own $5,000 or more of any Fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application provided by FPSB for this purpose. Such planholders will receive monthly, quarterly or annual checks in the amount they designate. While no particular withdrawal amount is necessarily recommended, the minimum is $25. The amount of payment may be changed at any time. Dividends and capital gains distributions on a Fund's shares in the Plan are automatically reinvested in additional shares at net asset value . All certificates for shares deposited under this Plan must be surrendered and no certificates will be issued unless the Plan is terminated. Payments are made from the proceeds derived from the redemption of Fund shares owned by the planholder. With respect to GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND SERIES and LONG-TERM BOND SERIES, each redemption of shares may result in a gain or loss which is reportable by the investor on his income tax return.

   Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

   "FPS" as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds. No such charge is currently assessed, but such a charge may be instituted by FPS upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by FPS.

   INTEGRATED VOICE RESPONSE (IVR) SYSTEM
   --------------------------------------

   Shareholders in the Funds or Series can obtain toll-free access to account information, as well as certain transactions, by calling 1 (800) 245-2100. IVR provides total return, share price, price change, and yield quotations for all the Funds and Series; gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

                            UNDERWRITER COMPENSATION
                            ========================

   Shares of the Funds are continuously offered to the public through FPS Broker Services, Inc. ("FPSB").



   Currently, out of commissions to be received, FPSB has agreed to pay all expenses incident to the distribution of shares. If commissions are not sufficient to pay these expenses, FPSB will look to the Funds' Investment Adviser for reimbursement. For the fiscal year ended June 30, 1997 , FPSB received no underwriting fees.



   For additional information, see "DISTRIBUTION OF THE FUNDS' SHARES" in the Funds' Prospectus.

                       INVESTMENT PERFORMANCE INFORMATION
                       ==================================

   From time to time, the Funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the Funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

   TOTAL PERCENTAGE INCREASE
   -------------------------

   Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

   TOTAL RETURN CALCULATIONS
   -------------------------

   With respect to GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM GOVERNMENT BOND SERIES and SHORT-TERM BOND SERIES, the Funds and Series that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

      Average Annual Total Return   =  ERV 1n - 1
                                       ---
                                        P

                Where:      ERV      = ending redeemable value at the end of the
                                       period covered by the computation of a
                                       hypothetical $1,000 payment made at the
                                       beginning of the period.

                            P        = hypothetical initial payment of $1,000.

                            n        = period covered by the computation,
                                       expressed in terms of years.

   The Funds and Series that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return = ERV   - 1
                                  ---
                                   P
              Where:   ERV      = ending redeemable value at the end of the
                                  period covered by the computation of a
                                  hypothetical $1,000 payment made at the
                                  beginning of the period.

                              P = hypothetical initial payment of $1,000.

   The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

   Since performance will fluctuate, performance data for the Funds and Series should not be used to compare an investment in a Fund's or Series' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

   30-DAY YIELD CALCULATIONS
   -------------------------

   With respect to ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM GOVERNMENT BOND SERIES and SHORT-TERM BOND SERIES, the yield of each of these Funds or Series is calculated by dividing the net investment income per share (as described below) earned by the Fund or Series during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's or Series' net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                        YIELD =  2  [ ( a - b  + 1) - 1  ]
                                      -------
                                         cd

       Where:   a =   dividends and interest earned during the period.

                b =   expenses accrued for the period (net of reimbursements).

                c =   the average daily number of shares
                      outstanding during the period that were
                      entitled to receive dividends.

                d = maximum offering price per share on the last day of the period.

   For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund or Series is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund or Series. Except as noted below, interest earned on any debt obligations held by a Fund or Series is calculated by computing the yield to maturity of each obligation held by that Fund or Series based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund or Series. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

   Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund or Series to all shareholder accounts in proportion to the length of the base period and the Fund's or Series' mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

   With respect to TAX EXEMPT BOND FUND, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

   With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

   TAX-EQUIVALENT YIELD CALCULATIONS
   ---------------------------------

   With respect to TAX EXEMPT BOND FUND, the "tax-equivalent yield" of this Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.



   The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the Fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 39.6%, the computation is:

         5% Tax-Free Yield - (1/.396 Tax Rate) = 5%/.604% = 8.2781% Tax
Equivalent Yield

   In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 8.2781%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 8.2781%.



   7-DAY YIELD CALCULATIONS
   ------------------------

   MONEY MARKET SERIES' standard yield quotations as they appear in reports and other material distributed by the Series or by Country Capital Management Company are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. The yield of this Series for a 7-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

   Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

   The effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

               Effective Yield = [(base period return + 1) 365/7 ]-1

   GROWTH FUND:

   This Fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the Fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

   ASSET ALLOCATION FUND:



   This Fund's net asset value, return, and yield will fluctuate. The Fund's yield for the thirty days ended June 30, 1997 was 2.45%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.



   TAX EXEMPT BOND FUND:



   This Fund's net asset value, return, and yield will fluctuate. The Fund's yield for the thirty days ended June 30, 1997 was 4.05%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.

   The above yield results in a tax-equivalent yield of 6.71% for the thirty days ended June 30, 1997.

   MONEY MARKET SERIES:



   The yield and effective yield of this Series will vary in response to fluctuations in interest rates and in the expenses of the Fund. For the seven days ended June 30,1997 the Fund's annualized standard (cash) yield was 4.81% and its annualized effective (compound) yield was 4.93%. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

   SHORT-TERM GOVERNMENT BOND SERIES:

   This Series' net asset value, return, and yield will fluctuate. The Series' yield for the thirty days ended June 30, 1997 was 4.65%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.

   LONG-TERM BOND SERIES:

   This Series' net asset value, return, and yield will fluctuate. The Series' yield for the thirty days ended June 30, 1997 was 5.13%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.



                REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS
                ================================================

   REPORTS TO SHAREHOLDERS
   -----------------------

   Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

   FINANCIAL STATEMENTS
   --------------------



   The audited financial statements and notes thereto for each Fund and Series, contained in the Annual Report to Shareholders dated June 30, 1997, are incorporated by reference into this Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P., whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of said firm as experts in auditing and accounting.

               APPENDIX "A" -- DESCRIPTIONS OF SECURITIES RATINGS
               ==================================================

   COMMERCIAL PAPER RATINGS
   ------------------------

MOODY'S INVESTORS SERVICE, INC.: "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

          1.   Quality of management.
          2.   Industry strengths and risks.
          3.   Vulnerability to business cycles.
          4.   Competitive position.
          5.   Liquidity measurements.
          6.   Debt structures.
          7.   Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

STANDARD & POOR'S CORPORATION: "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

          1. Liquidity ratios are adequate to meet cash requirements. 2. Long-term senior debt is rated "A" or better. 3. The issuer has access to at least two additional channels of borrowing. 4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. 5. Typically, the issuer is in a strong position in a well-established industry or industries. 6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

BOND RATINGS
------------

STANDARD AND POOR'S CORPORATION: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

  I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

 II. Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

   The four highest bond ratings of S&P and their meanings are:

         "AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          "AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

           "A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         "BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


   Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional Ratings The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

   Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

   MOODY'S INVESTORS SERVICE, INC.: The four highest ratings of Moody's and their meanings are:


         "AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

           "A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   DESCRIPTIONS OF SHORT-TERM INSTRUMENTS
   --------------------------------------

      OBLIGATIONS OF THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES:

          Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities, which differ only in their interest rate, maturity and date of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations of U.S. Government agencies and instrumentalities such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as securities of Federal Loan Banks, have the right of the issuer to borrow from the Treasury; and still others, such as bonds issued by Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to U.S. Government instrumentalities as it is not obligated to do so by law.

      CERTIFICATES OF DEPOSIT:

          In essence, a certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.

      BANKERS' ACCEPTANCES:

          A bankers' acceptance generally arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

      COMMERCIAL PAPER:

          Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months.

      REPURCHASE AGREEMENTS:

          Repurchase agreements are transactions in which a Fund purchases a security (usually a U.S. Government obligation) and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price on an agreed upon date usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. The Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. With respect to MONEY MARKET SERIES, repurchase agreements of over seven day's duration will not be more than 10% of the assets of such Fund.

   FOREIGN SECURITIES RISKS
   ------------------------

      Foreign securities involve investment risk in addition to those of domestic obligations of domestic issuers, including the possibility that: liquidity can be impaired because of future political and economic developments; the obligations may be less marketable than comparable domestic obligations of domestic issuers; a foreign jurisdiction might impose withholding taxes or interest income payable on these obligations; deposits may be seized or nationalized; foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations; the selection of foreign bank obligations might be more difficult because there may be less publicly available information concerning foreign banks; there may be difficulties in obtaining or enforcing a judgement against a foreign bank; or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

                           IAA TRUST GROWTH FUND, INC.

Item 24. Financial Statements and Exhibits:
         ---------------------------------

         (a)      Financial Statements Included in Part A:
                           Financial Highlights

                  Financial Statements incorporated by reference in Part B:
                           From Annual Report to Shareholders (IAA Trust Mutual Funds) dated June 30, 1997
                   (1)     Portfolio Highlights
                   (2)     Schedule of Investments as of June 30, 1997
                   (3)     Statement of Assets and Liabilitiesas of June 30,
                           1997
                   (4)     Statement of Operations for the Year Ended June 30,
                           1997
                   (5)     Statements of Changes in Net Assets
                           for the Years ended June 30, 1997 and 1996
                   (6)     Notes to Financial Statements
                   (7)     Financial Highlights
                   (8)     Report of Independent Accountants



         (b)      Exhibits

                   (1) Charter. Articles of Incorporation dated August 5, 1965 -- Incorporated by reference to /Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (2) Bylaws. Bylaws of IAA Trust Growth Fund, Inc. dated August 26, 1965, as amended November 23, 1992 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (3)     Voting Trust Agreement.  None.
                   (4)     a.  Specimen stock certificate.  See Exhibit 4 to
                               Amendment No. 1  to Form N-8B-1 filed
                               March 1966, and incorporated herein by reference.
                           b. Share account application form --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (5) Investment Advisory Agreement, effective September 29, 1992 -- Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (6) Underwriting Agreement, effective August 1, 1995 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (7)     Bonus, profit sharing, pension or similar agreements.
                           None.
                   (8) Custodian Agreement, effective March 31, 1992 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                   (9) Other material contracts not made in the ordinary course of business.
                           a. Transfer Agent Services Agreement, effective August 1, 1995
                               --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                           b. Administration Agreement, effective August 1, 1995 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                           c. Accounting Services Agreement, effective August 1, 1996 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
                  (10) Opinion and consent of Counsel. See Exhibit A to 24f-2 Notice filed August 1997, and incorporated herein by reference.
                  (11) Consent of Independent Accountants. -- filed herewith.

             (12)     All financial statements omitted from Item 23. See
                      Item 24(a) above.
             (13)     Agreements regarding initial capital.  None.
             (14) Copies of model plan used in establishment of any retirement plan in conjunction with which Registrant offers its securities --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
             (15) Plan pursuant to Rule 12b-1 describing financing of distribution of Registrant's shares. 12b- 1 Plan Agreement with FPS Broker Services, Inc., effective February 8, 1993 --Incorporated by reference to Post-Effective Amendment Number 53 to Form N-1A filed on October 28, 1996.
             (16) Schedule for computation of each performance quotation. Not applicable.
             (27)     Electronic Filers - Financial Data Schedules attached.

Item 25.          Persons Controlled by or under Common Control with Registrant.
                  -------------------------------------------------------------

                  IAA Control Chart as of June 30, 1997

*ILLINOIS AGRICULTURAL ASSOCIATION     Illinois Agricultural Association and
                                       Affiliated Companies as of June 30, 1997
1.   Country Mutual Insurance Company
2.   Country Casualty Insurance Company
3.   Country Preferred Insurance Company
4.   CC Services, Inc.
5.   Mid-America Services of Alaska, Inc.
     Mid-America Services of Arizona, Inc.
     Mid-America Services of Arkansas, Inc.
     Mid-America Financial Corporation of Colorado, Inc.
     Mid-America Services of Kansas, Inc.
     M-A Services Corporation of Minnesota, Inc.
     Mid-America Services of Missouri, Inc.
     Mid-America Services of Nevada, Inc.
     Mid-America Services of New Mexico, Inc.
     Mid-America Brokerage, Inc. (Oklahoma)
     Mid-America Services of Oregon, Inc.
     Mid-America Services of Utah, Inc.
     Mid-America Services of Washington, Inc.
6.   Illinois Agricultural Holding Co.
7.   Illinois Agricultural Service Company
8.   Country Life Insurance Company
9.   Country Medical Plans Inc.
10.  Country Capital Management Company
11.  Country Investors Life Assurance Co.
12.  AgriVisor Services, Inc.
13.  IAA Trust Company
14.  IAA Trust Asset Allocation Fund, Inc.
15.  IAA Trust Growth Fund, Inc.
16.  IAA Trust Taxable Fixed Income Series Fund, Inc.
17.  IAA Trust Tax Exempt Bond Fund, Inc.
18.  Prairie Farms Dairy, Inc.
19.  Muller-Pinehurst Dairy, Inc.
20.  East Side Jersey Dairy, Inc.
21.  Ice Cream Specialties, Inc.
22.  ABC Dairy, Inc.
23.  P.F.D. Supply Corporation
24.  Mo-Kan Express, Inc.
25.  GMS Transportation Co.
26.  Illinois Milk Producers Association
27.  Interstate Producers Livestock Association
28.  Illinois Livestock Marketing Company
29.  IAA Federal Credit Union
30.  Illinois Agricultural Auditing Association
31.  **GROWMARK, Inc.
32.  FS Credit Corporation
33.  MID-CO Commodities, Inc.
34.  TRI-FS, Inc.
35.  FS Farmco, Inc.
36.  Lakeland FS, Inc.
37.  Southwest FS, Inc.
38.  FS Services Ontario Ltd.
39.  Agrilano FS Fuel 24, L.L.C.
40.  Rolling Hills FS Fuel 24, L.L.C.
41.  FS Energy Fuel 24, L.L.C.
42.  FS Fuel 24 of Eldridge, L.L.C.
43.  FS Fuel 24 of Vinton, L.L.C.
44.  FS Fuel 24 of Geneseo, L.L.C.
45.  American Quality Pork, L.L.C.
46.  Project Explorer Mark II Corp.
47.  1105433 Ontario Inc.
48.  UCO Petroleum, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.

2. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Mutual Insurance Company.

3. Organized in Missouri as a stock insurance company. 100% of voting securities owned by Country Mutual Insurance Company.

4. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned buy Country Mutual Insurance Company; 11.43% of voting securities owned by Country Life Insurance Company.

5. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned buy CC Services, Inc.

6. Organized in Illinois under the General Corporation Act. 98.3% of voting securities owned by Illinois Agricultural Association.

7. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

8. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.

9. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.

10. Organized in Illinois as a business corporation. 100% of voting securities owned by Country Life Insurance Company.

11. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.

12. Organized in Illinois under the General Corporation Act. 100% of voting securities owned by Illinois Agricultural Holding Co.

13. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

14. Organized in Maryland as a mutual fund under the General Corporation Law. 9.87% of voting securities owned by Country Life Insurance Company. 74.14% of the securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.

15. Organized in Maryland as a mutual fund under the General Corporation Law. 7.70% of voting securities owned by Country Life Insurance Company. 57.54% of the voting securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.

16. Organized in Maryland as a mutual fund under the General Corporation Law. 86.24% of the voting securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.

17. Organized in Maryland as a mutual fund under the General Corporation Law. 2.05% of the voting securities owned of record by the IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.

18. Organized in Illinois as an agricultural cooperative. 40.4% of voting securities owned by Illinois Agricultural Association.

19. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.

20. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

21. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Diary, Inc.

22. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Diary, Inc.

23. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

24. Organized in Kansas as a business corporation. 50% of voting securities owned by P.F.D. Supply Corporation.

25. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

26. Organized in Illinois as an agricultural cooperative. 44.4% of voting securities owned by Illinois Agricultural Association.

27. Organized in Illinois as an agricultural cooperative. 38.4% of voting securities owned by Illinois Agricultural Association.

28. Organized in Illinois as a business corporation. 100% of voting securities owned by Interstate Producers Livestock Association.

29. Organized as a Federal Credit Union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.

30. Organized in Illinois as an agricultural cooperative. 49.6% of voting securities owned by Illinois Agricultural Association.

31. Organized in Delaware under the General Corporation Act. 24.8% of voting securities owned by Illinois Agricultural Association.

32. Organized in Illinois as an agricultural cooperative. 99.8% of voting securities owned by GROWMARK, Inc.

33. Organized in Delaware under the General Corporation Act. 95.2% of voting securities owned by GROWMARK, Inc.

34. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

35. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

36. Organized in Illinois as an agricultural cooperative. 49.0% of voting securities owned by FS Farmco. Inc.

37. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

38. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

39. Organized under the Illinois and Iowa Limited Liability Company Act. 90% of voting securities owned by GROWMARK, Inc.

40. Organized under the Illinois and Iowa Limited Liability Company Act. 90% of voting securities owned by GROWMARK, Inc.

41. Organized under the Illinois, Iowa and Minnesota Limited Liability Company Act. 90% of voting securities owned by GROWMARK, Inc.

42. Organized under the Illinois and Iowa Limited Liability Company Act. 33.3% of voting securities owned by GROWMARK, Inc.

43. Organized under the Illinois and Iowa Limited Liability Company Act. 33.3% of voting securities owned by GROWMARK, Inc.

44. Organized in Illinois under the Limited Liability Company Act. 49.0% of voting securities owned by GROWMARK, Inc.

45. Organized in Illinois under the Limited Liability Company Act. 60% of voting securities owned by GROWMARK, Inc.

46. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.

47. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

48. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

-----------------------------------------------------------------------------
* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

** GROWMARK, Inc. owns more than 25% of the outstanding voting securities in approximately 70 of its Illinois and Iowa member companies.

Item 26.          Number of Holders of Securities.
                  --------------------------------
                   (1)                               (2)
             Title of Class                 Number of Record Holders
             --------------                 ------------------------
                 Common
          As of October 1, 1997             2,945

Item 27.          Indemnification.
                  ----------------
                  See Item 1.14 to Form N-1R filed for the fiscal year ended June 30, 1977, and incorporated herein by reference. The Registrant also purchases Errors and Omissions insurance with Directors and Officers liability coverage.

Item 28.          Business and Other Connections of Investment Adviser.
                  -----------------------------------------------------
                  As of September 29, 1992, IAA Trust Company became the Registrant's Investment Adviser. The Trust Company serves as Investment Adviser to IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., and IAA Trust Taxable Fixed Income Series Fund Inc. The Trust Company also provides investment services to the Country Companies Insurance Group and exercises fiduciary powers as permitted by its charter and the State of Illinois.

                  Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:

                                        Substantial Business Activities
      Name and Position                 During Past Two Fiscal Years
------------------------------     --------------------------------------
Ronald R. Warfield,                See information on "Directors and Officers of
Director and President             the Funds" - Part B.

Rollie D. Moore,                   See information on "Directors and Officers of
Director and Vice President        the Funds" - Part B.

Charles William Williams,          Director: AgriVisor Services, Inc., Illinois
Director                           Agricultural Association, Illinois
                                   Agricultural Holding Co., IAA
                                   Trust Company, CC Services, Inc.,
                                   Country Medical Plans, Inc.,
                                   Country Casualty Insurance
                                   Company, Country Investors Life
                                   Assurance Company, Country Life
                                   Insurance Company, Country Mutual
                                   Insurance Company, Country
                                   Preferred Insurance Company.
                                   Farmer.

Robert L. Phelps,                  Director: AgriVisor Services, Inc.,  Illinois
Director                           Agricultural Association, CC
                                   Services, Inc., Country Casualty
                                   Insurance Company, Country
                                   Investors Life Assurance Company,
                                   Country Life Insurance Company,
                                   Country Mutual Insurance Company,
                                   Country Preferred Insurance
                                   Company, Illinois Agricultural
                                   Holding Co., IAA Trust Company.
                                   Farmer.

Paul G. Fiedler,                   Director: AgriVisor Services, Inc., Illinois
Director                           Agricultural Association, Illinois
                                   Agricultural Holding Co., IAA
                                   Trust Company, CC Services, Inc.,
                                   Country Medical Plans, Inc.,
                                   Country Casualty Insurance
                                   Company, Country Investors Life
                                   Assurance Company, Country Life
                                   Insurance Company, Country Mutual
                                   Insurance Company, Country
                                   Preferred Insurance Company,
                                   Country Capital Management
                                   Company. Farmer.

Gary E. Mede, C.F.A.,               See information on "Directors and Officers of
Executive Vice President            the Funds" - Part B.
and Trust Officer

Bruce D. Finks,                     See information on "Directors and Officers
Vice President                      the Funds" - Part B.
Investments

Richard M. Miller,                  See information on "Directors and Officers of
Senior Vice President--Trusts       the Funds" - Part B.
and Senior Trust Officer

Richard F. Day,                     See information on "Directors and Officers of
Vice President and Controller       the Funds" - Part B.

David Tipsword,                     Vice President--Pension Trusts, Trust Officer:
Vice President--Pension             IAA Trust Company.
Trusts and Trust Officer

Connie Denison,                     Vice President--Management Information Systems
Vice President--Management          and Assistant Trust Officer: IAA Trust Company.
Information Systems and
Assistant Trust Officer

Bernard Dornedon,                   Vice President--Equity Investments: IAA Trust
Vice President--                    Company.
Equity Investments

Paul M. Harmon,                     See information on "Directors and Officers
Secretary and General Counsel       the Funds" - Part B.

Robert W. Weldon,                   See information on "Directors and Officers of
Treasurer                           the Funds" - Part B.

Robert McDade                       Check Sept. 25 board book
Assistant Secretary

Item 29.       Principal Underwriters
               ----------------------



     (a) As of October 1, 1997, in addition to acting as the Registrant's distributor, FPS Broker Services, Inc. also served as distributor of the shares of IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Asset Allocation Fund, Inc., and IAA Trust Taxable Fixed Income Series Fund, Inc. FPS Broker Services, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:



                     Bjurman Funds
                     Farrell Alpha Strategies
                     Focus Trust, Inc.
                     The Govett Funds, Inc.
                     Matthews International Funds
                     McM Funds
                     Metropolitan West Funds
                     Polynous Trust
                     Sage/Tso Trust
                     Smith Breeden Series Fund
                     Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                     The Stratton Funds, Inc.
                     Stratton Growth Fund, Inc.
                     Stratton Monthly Dividend Shares, Inc.
                     Trainer, Wortham First Mutual Funds

(b) The table below sets forth certain information as to the Underwriter's Directors, Officer and Control Persons:

NAME AND PRINCIPAL                POSITION AND OFFICES                POSITION AND OFFICES
BUSINESS ADDRESS                  WITH UNDERWRITER                    WITH REGISTRANT
Kenneth J. Kempf                  Director, and President             None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Lynne M. Cannon                   Vice President and Principal        None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Rocco J. Cavalieri                Director and Vice President         None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Gerald J. Holland                 Director, Senior Vice President     None
3200 Horizon Drive                and Principal
King of Prussia, PA 19406-0903

Joseph M. O'Donnell, Esq.         Director and Vice President         None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Sandra L. Adams                   Assistant Vice President            None
3200 Horizon Drive                and Principal
King of Prussia, PA 19406-0903

Mary P. Efstration                 Secretary                           None
3200 Horizon Drive
King of Prussia, PA 19406-0903

John H. Leven                     Treasurer                           None
3200 Horizon Drive
King of Prussia, PA 19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Serices, Inc., the parent of the Underwriter.

(c) Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.
          The following accounts, books and other documents of Registrant required to be maintained by Section 31(a) of the 1940 Act and the Rule(17 CFR 270.31a-1 to 31a-3) promulgated thereunder are maintained by Barbara H. Tolle, Senior Vice President, Accounting Services, 3200 Horizon Drive, P.O. Box 61503, King of Prussia,
          PA 19406-0903.

          1. Journals, general ledger and supporting ledger.
          2. Record of the proof of money balance in all ledger accounts in form of trial balances.
          3. Separate ledger accounts showing each shareholder of record and the number of shares of capital stock held.

          IAA Trust Company maintains record of all portfolio purchases and sales with supporting authorization and records at 808 IAA Drive, Bloomington, Illinois 61702.

          The Certificate of Incorporation of Registrant is maintained in safekeeping by Robert W. Weldon, Treasurer, 1701 Towanda Avenue, Bloomignton, Illinois 61702.

          The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 31.  MANAGEMENT SERVICES. Not Applicable.

Item 32.  UNDERTAKINGS. None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement under the Securities Act of 1933 and Amendment No. 24 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Bloomington and the State of Illinois on this 30th Day of September, 1997.


                                        IAA TRUST GROWTH FUND, INC.
                                                     (Registrant)

                                        By:   /s/ Ronald R. Warfield
                                          -------------------------------------
                                                  Ronald R. Warfield, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                                     TITLE                              DATE
  /s/ Ronald R. Warfield                           President and Director               September 30, 1997
-----------------------------------             (Principal Executive Officer)
Ronald R. Warfield

  /s/ Robert W. Weldon                                    Treasurer                     September 30, 1997
-----------------------------------               (Principal Financial and
Robert W. Weldon                                      Accounting Officer)

  /s/ Herbert G. Allen                                    Director                      September 30, 1997
----------------------------------
Herbert G. Allen


  /s/ Charlot R. Cole                                     Director                      September 30, 1997
----------------------------------
Charlot R. Cole
                                                          Director

----------------------------------
Nancy J. Erickson


  /s/ William E. Klein. Sr.                               Director                      September 30, 1997
----------------------------------
William E. Klein, Sr.


  /s/ Ailene Miller                                       Director                      September 30, 1997
----------------------------------
Ailene Miller

                                                          Director
----------------------------------
Rollie D. Moore


                           IAA TRUST GROWTH FUND, INC.

                            Exhibit Index to Part "C"

                                       of

                            Post-Effective Amendment

Item No.                   Description
--------                   ------------
99(b)(11)                  Consent of Independent Accountants

99(b)(27)                  Financial Data Schedules